NATIONWIDE

PROVIDENT

VLI SEPARATE

ACCOUNT A

Annual Report

to

Contract Owners

December 31, 2013

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and

Contract Owners of Nationwide Provident VLI Separate Account A:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Provident VLI Separate Account A (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2013, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2013, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, Ohio
March 13, 2014

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Assets:
Investments at fair value:

Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
	142,559 shares (cost $3,865,819)	$ 4,653,121
Global Allocation V.I. Fund - Class II (MLVGA2)
	45,218 shares (cost $771,062)	794,032
Stock Index Fund, Inc. - Initial Shares (DSIF)
	99,690 shares (cost $3,429,194)	4,071,359
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
	41,031 shares (cost $165,229)	219,514
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
	16,259 shares (cost $471,042)	515,732
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
	8,536 shares (cost $308,295)	447,266
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
	24,863 shares (cost $151,859)	207,360
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
	45,581 shares (cost $1,660,559)	1,865,193
Investors Growth Stock Series - Initial Class (MIGIC)
	11,880 shares (cost $125,673)	182,003
Value Series - Initial Class (MVFIC)
	213,051 shares (cost $3,061,077)	4,107,616
Core Plus Fixed Income Portfolio - Class I (MSVFI)
	41,553 shares (cost $426,630)	424,257
Emerging Markets Debt Portfolio - Class I (MSEM)
	18,422 shares (cost $155,814)	151,433
U.S. Real Estate Portfolio - Class I (MSVRE)
	27,613 shares (cost $403,389)	434,622
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
	48,585 shares (cost $709,139)	942,065
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
	3,093 shares (cost $62,067)	74,177
American Funds NVIT Bond Fund - Class II (GVABD2)
	5,559 shares (cost $63,116)	62,376
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
	3,805 shares (cost $88,460)	115,833
American Funds NVIT Growth Fund - Class II (GVAGR2)
	6,850 shares (cost $306,204)	535,128
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
	574 shares (cost $22,531)	31,276
Federated NVIT High Income Bond Fund - Class I (HIBF)
	71,376 shares (cost $511,894)	493,207
Federated NVIT High Income Bond Fund - Class III (HIBF3)
	21,423 shares (cost $148,434)	147,816
NVIT Emerging Markets Fund - Class I (GEM)
	7,269 shares (cost $81,671)	85,776
NVIT Emerging Markets Fund - Class III (GEM3)
	33,212 shares (cost $335,251)	391,243
NVIT International Equity Fund - Class III (GIG3)
	5,686 shares (cost $52,268)	61,183
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
	4,105 shares (cost $36,695)	43,881
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
	21,557 shares (cost $194,569)	245,746

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
24,053 shares (cost $267,459)	$362,472
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
710 shares (cost $6,532)	7,942
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
7,119 shares (cost $77,103)	84,929
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
41,954 shares (cost $436,731)	513,094
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
7,642 shares (cost $81,325)	82,993
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
6,728 shares (cost $68,123)	81,208
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
1,377 shares (cost $14,258)	16,362
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
5,581 shares (cost $56,415)	64,567
NVIT Core Bond Fund - Class I (NVCBD1)
7,105 shares (cost $78,393)	75,949
NVIT Core Plus Bond Fund - Class I (NVLCP1)
7,077 shares (cost $80,701)	78,912
NVIT Nationwide Fund - Class IV (TRF4)
127,117 shares (cost $1,131,269)	1,675,402
NVIT Government Bond Fund - Class I (GBF)
10,550 shares (cost $123,601)	113,940
NVIT Government Bond Fund - Class IV (GBF4)
98,400 shares (cost $1,161,901)	1,061,736
American Century NVIT Growth Fund - Class IV (CAF4)
111,682 shares (cost $1,385,445)	2,245,920
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
63,033 shares (cost $578,604)	789,178
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
14,693 shares (cost $152,219)	155,013
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
185,328 shares (cost $2,030,468)	2,394,441
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
155,127 shares (cost $1,554,433)	2,084,900
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
25,659 shares (cost $266,519)	302,522
NVIT Mid Cap Index Fund - Class I (MCIF)
83,615 shares (cost $1,861,608)	2,041,887
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
171,673 shares (cost $1,811,119)	2,070,380
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
43,637 shares (cost $432,331)	504,875
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
92,921 shares (cost $894,211)	1,078,807
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
82,805 shares (cost $808,252)	1,088,059
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
16,873 shares (cost $153,333)	201,127
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
305,059 shares (cost $2,681,520)	4,197,613
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
43,767 shares (cost $447,110)	579,472
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
13,100 shares (cost $213,148)	312,032

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
129,429 shares (cost $1,221,015)	$2,127,809
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
77,458 shares (cost $1,187,174)	2,132,426
NVIT Multi-Sector Bond Fund - Class I (MSBF)
74,716 shares (cost $663,846)	676,926
NVIT S&P 500 Index Fund - Class IV (GVEX4)
1,425,181 shares (cost $12,424,106)	18,342,081
NVIT Short Term Bond Fund - Class II (NVSTB2)
14,783 shares (cost $154,916)	154,035
NVIT Large Cap Growth Fund - Class I (NVOLG1)
602,657 shares (cost $9,268,619)	14,156,407
Templeton NVIT International Value Fund - Class III (NVTIV3)
5,941 shares (cost $74,227)	84,780
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
128,145 shares (cost $1,255,854)	1,984,970
NVIT Real Estate Fund - Class I (NVRE1)
346,391 shares (cost $3,062,320)	3,086,340
NVIT Money Market Fund - Class IV (SAM4)
6,107,915 shares (cost $6,107,915)	6,107,915
VPS Growth and Income Portfolio - Class A (ALVGIA)
12,575 shares (cost $231,551)	349,577
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
17,603 shares (cost $302,285)	402,923
VP Income & Growth Fund - Class I (ACVIG)
23,190 shares (cost $163,456)	212,655
American Century VP Inflation Protection Fund - Class II (ACVIP2)
22,650 shares (cost $264,600)	236,694
VP International Fund - Class I (ACVI)
30,850 shares (cost $255,584)	331,333
VP Mid Cap Value Fund - Class I (ACVMV1)
39,692 shares (cost $578,242)	733,109
VP Ultra(R) Fund - Class I (ACVU1)
10,435 shares (cost $108,322)	153,603
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
208,600 shares (cost $2,746,707)	3,879,958
Appreciation Portfolio - Initial Shares (DCAP)
10,926 shares (cost $423,126)	523,904
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
1,201 shares (cost $36,886)	56,464
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
9,167 shares (cost $52,331)	64,718
Quality Bond Fund II - Primary Shares (FQB)
32,740 shares (cost $374,469)	374,215
Equity-Income Portfolio - Initial Class (FEIP)
342,125 shares (cost $6,933,279)	7,968,097
High Income Portfolio - Initial Class (FHIP)
232,159 shares (cost $1,307,576)	1,346,522
VIP Asset Manager Portfolio - Initial Class (FAMP)
136,910 shares (cost $1,879,083)	2,360,335
VIP Contrafund(R) Portfolio - Initial Class (FCP)
9 shares (cost $259)	294
VIP Energy Portfolio - Service Class 2 (FNRS2)
10,643 shares (cost $219,809)	253,621
VIP Equity-Income Portfolio - Service Class (FEIS)
28,580 shares (cost $500,021)	663,046

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
477 shares (cost $5,334)	$5,864
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
1,281 shares (cost $13,428)	16,425
VIP Growth Portfolio - Initial Class (FGP)
215,032 shares (cost $7,282,835)	12,286,956
VIP Growth Portfolio - Service Class (FGS)
9,371 shares (cost $303,572)	534,139
VIP High Income Portfolio - Initial Class R (FHIPR)
93,257 shares (cost $532,041)	539,025
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
349,380 shares (cost $4,536,188)	4,318,336
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
4,699 shares (cost $60,103)	57,511
VIP Mid Cap Portfolio - Service Class (FMCS)
109,782 shares (cost $3,570,224)	3,969,725
VIP Overseas Portfolio - Initial Class (FOP)
109,420 shares (cost $1,731,179)	2,258,432
VIP Overseas Portfolio - Initial Class R (FOPR)
128,830 shares (cost $1,928,244)	2,652,612
VIP Overseas Portfolio - Service Class (FOS)
223 shares (cost $4,023)	4,592
VIP Overseas Portfolio - Service Class R (FOSR)
15,814 shares (cost $228,172)	324,500
VIP Value Strategies Portfolio - Service Class (FVSS)
26,115 shares (cost $260,895)	374,488
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
61,013 shares (cost $1,344,607)	1,716,913
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
55,122 shares (cost $958,869)	1,352,687
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
15,529 shares (cost $156,709)	157,151
Templeton Foreign Securities Fund - Class 1 (TIF)
20,004 shares (cost $290,480)	351,273
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
82,957 shares (cost $1,570,449)	1,544,667
Short Duration Bond Portfolio - I Class Shares (AMTB)
100,646 shares (cost $1,108,223)	1,084,968
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2,156 shares (cost $67,316)	88,533
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
78,100 shares (cost $683,819)	1,174,629
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
1,444 shares (cost $15,022)	27,799
Socially Responsive Portfolio - I Class Shares (AMSRS)
17,527 shares (cost $276,749)	380,676
Global Securities Fund/VA - Class 3 (OVGS3)
50,264 shares (cost $1,470,100)	2,068,363
Global Securities Fund/VA - Non-Service Shares (OVGS)
35,187 shares (cost $1,114,466)	1,437,733
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
13,070 shares (cost $251,771)	408,312
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
13,517 shares (cost $257,075)	375,774
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
20,347 shares (cost $113,140)	109,469

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
3,849 shares (cost $42,638)	$41,342
Low Duration Portfolio - Administrative Class (PMVLDA)
111,296 shares (cost $1,180,055)	1,180,856
Putnam VT Growth and Income Fund - Class IB (PVGIB)
9,476 shares (cost $150,458)	226,564
Putnam VT International Equity Fund - Class IB (PVTIGB)
4,229 shares (cost $62,425)	60,439
Putnam VT Voyager Fund - Class IB (PVTVB)
2,562 shares (cost $99,454)	132,068
VI American Franchise Fund - Series I Shares (ACEG)
1,621 shares (cost $61,281)	82,087
VI Value Opportunities Fund - Series I Shares (AVBVI)
442 shares (cost $2,949)	4,139
Health Sciences Portfolio - II (TRHS2)
17,269 shares (cost $445,107)	514,619
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
103,331 shares (cost $1,142,448)	1,095,311
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
214,815 shares (cost $2,861,587)	3,200,748
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
50,742 shares (cost $1,519,282)	1,592,805
Variable Insurance Fund - Equity Income Portfolio (VVEI)
18,429 shares (cost $267,374)	412,081
Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
28,214 shares (cost $211,608)	232,480
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
42,917 shares (cost $555,760)	891,379
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
16,864 shares (cost $198,854)	197,819
Variable Insurance Portfolios - Asset Strategy (WRASP)
20,732 shares (cost $225,805)	274,668
Advantage VT Discovery Fund (SVDF)
7,048 shares (cost $156,417)	248,107
Advantage VT Opportunity Fund - Class 2 (SVOF)
3,750 shares (cost $73,462)	98,060
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
12,076 shares (cost $100,670)	135,496

Total Investments	$164,576,324

Other Accounts Receivable	6,352
Accounts Receivable-Investors Growth Stock Series - Initial Class (MIGIC)	181
Accounts Receivable-U.S. Real Estate Portfolio - Class I (MSVRE)	309
Accounts Receivable-American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	58
Accounts Receivable-American Funds NVIT Bond Fund - Class II (GVABD2)	53
Accounts Receivable-Federated NVIT High Income Bond Fund - Class I (HIBF)	216
Accounts Receivable-Federated NVIT High Income Bond Fund - Class III (HIBF3)	73
Accounts Receivable-NVIT Emerging Markets Fund - Class I (GEM)	99
Accounts Receivable-NVIT Cardinal Balanced Fund - Class I (NVCRB1)	36
Accounts Receivable-NVIT Cardinal Conservative Fund - Class I (NVCCN1)	49
Accounts Receivable-NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	63
Accounts Receivable-NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	54
Accounts Receivable-NVIT Core Plus Bond Fund - Class I (NVLCP1)	25
Accounts Receivable-NVIT Short Term Bond Fund - Class II (NVSTB2)	47
Accounts Receivable-VPS Growth and Income Portfolio - Class A (ALVGIA)	115
Accounts Receivable-Opportunistic Small Cap Portfolio: Initial Shares (DSC)	164
Accounts Receivable-Managed Tail Risk Fund II: Primary Shares (FVCA2P)	135
Accounts Receivable-Quality Bond Fund II - Primary Shares (FQB)	231

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2013

Accounts Receivable-VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	$54
Accounts Receivable-Small-Cap Growth Portfolio - S Class Shares (AMFAS)	89
Accounts Receivable-Putnam VT Growth and Income Fund - Class IB (PVGIB)	73
Accounts Receivable-Putnam VT Voyager Fund - Class IB (PVTVB)	243
Accounts Receivable-VI Value Opportunities Fund - Series I Shares (AVBVI)	97
Accounts Receivable-Advantage VT Discovery Fund (SVDF)	65

Accounts Payable-Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	(82)
Accounts Payable-American Funds NVIT Global Growth Fund - Class II (GVAGG2)	(52)
Accounts Payable-American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	(20)
Accounts Payable-NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	(58)
Accounts Payable-NVIT Cardinal Moderate Fund - Class I (NVCMD1)	(22)
Accounts Payable-NVIT Core Bond Fund - Class I (NVCBD1)	(37)
Accounts Payable-NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	(80)
Accounts Payable-NVIT Multi-Sector Bond Fund - Class I (MSBF)	(185)
Accounts Payable-Templeton NVIT International Value Fund - Class III (NVTIV3)	(72)
Accounts Payable-VP Income & Growth Fund - Class I (ACVIG)	(259)
Accounts Payable-VP Ultra(R) Fund - Class I (ACVU1)	(110)
Accounts Payable-Appreciation Portfolio - Initial Shares (DCAP)	(202)
Accounts Payable-VIP Contrafund(R) Portfolio - Initial Class (FCP)	(294)
Accounts Payable-VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	(70)
Accounts Payable-VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	(22)
Accounts Payable-VIP Overseas Portfolio - Service Class (FOS)	(93)
Accounts Payable-VIP Value Strategies Portfolio - Service Class (FVSS)	(207)
Accounts Payable-Mid-Cap Growth Portfolio - I Class Shares (AMCG)	(224)
Accounts Payable-Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	(263)
Accounts Payable-Global Strategic Income Fund/VA: Non-service Shares (OVSB)	(32)
Accounts Payable-Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	(14)
Accounts Payable-Putnam VT International Equity Fund - Class IB (PVTIGB)	(16)
Accounts Payable-VI American Franchise Fund - Series I Shares (ACEG)	(50)
Accounts Payable-Advantage VT Opportunity Fund - Class 2 (SVOF)	(115)
Accounts Payable-Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	(77)

$164,582,549

Contract Owners’ Equity:
Accumulation units	164,582,549

Total Contract Owners’ Equity (note 7)	$164,582,549

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	Total	AASCO	MLVGA2	DSIF	IVKMG1	JABS	JACAS	JAGTS
Reinvested dividends	$2,092,567	-	8,333	48,508	843	8,400	2,572	-
Mortality and expense risk charges (note 5b)	(1,123,096)	(29,788)	(3,165)	(15,983)	(1,478)	(3,193)	(3,306)	(1,356)

Net investment income (loss)	969,471	(29,788)	5,168	32,525	(635)	5,207	(734)	(1,356)

Realized gain (loss) on investments	7,913,128	290,879	8,733	113,955	4,959	3,107	51,265	11,408
Change in unrealized gain (loss) on investments	22,422,202	399,679	20,095	466,146	56,886	57,381	65,523	47,771

Net gain (loss) on investments	30,335,330	690,558	28,828	580,101	61,845	60,488	116,788	59,179

Reinvested capital gains	2,780,196	566,237	26,594	18,400	-	18,634	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$34,084,997	1,227,007	60,590	631,026	61,210	84,329	116,054	57,823

Investment Activity:	JAIGS	MIGIC	MVFIC	MSVFI	MSEM	MSVRE	NVAMV1	GVAAA2
Reinvested dividends	$60,786	993	68,249	4,188	6,227	8,730	15,610	873
Mortality and expense risk charges (note 5b)	(17,694)	(1,159)	(42,384)	(1,046)	(1,036)	(4,929)	(6,375)	(639)

Net investment income (loss)	43,092	(166)	25,865	3,142	5,191	3,801	9,235	234

Realized gain (loss) on investments	(346,142)	6,529	1,279,046	1,563	1,030	95,730	29,062	10,295
Change in unrealized gain (loss) on investments	595,134	28,989	371,770	(6,441)	(23,771)	(67,212)	175,042	7,268

Net gain (loss) on investments	248,992	35,518	1,650,816	(4,878)	(22,741)	28,518	204,104	17,563

Reinvested capital gains	-	4,968	17,654	-	1,909	-	16,165	16

Net increase (decrease) in contract owners’ equity resulting from operations	$292,084	40,320	1,694,335	(1,736)	(15,641)	32,319	229,504	17,813

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	HIBF3	GEM	GEM3
Reinvested dividends	$1,134	296	1,563	256	29,871	9,622	1,065	4,495
Mortality and expense risk charges (note 5b)	(524)	(586)	(3,646)	(190)	(1,354)	(1,090)	(667)	(2,931)

Net investment income (loss)	610	(290)	(2,083)	66	28,517	8,532	398	1,564

Realized gain (loss) on investments	1,346	2,341	12,687	1,050	1,988	361	(1,351)	15,070
Change in unrealized gain (loss) on investments	(4,227)	17,801	111,656	6,042	(18,692)	(227)	1,401	(15,701)

Net gain (loss) on investments	(2,881)	20,142	124,343	7,092	(16,704)	134	50	(631)

Reinvested capital gains	19	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,252)	19,852	122,260	7,158	11,813	8,666	448	933

Investment Activity:	GIG3	NVIE6	NVNMO1	NVNSR2	NVCRA1	NVCRB1	NVCCA1	NVCCN1
Reinvested dividends	$287	221	2,348	2,610	89	1,358	8,046	1,523
Mortality and expense risk charges (note 5b)	(370)	(366)	(1,701)	(3,443)	(46)	(639)	(5,990)	(681)

Net investment income (loss)	(83)	(145)	647	(833)	43	719	2,056	842

Realized gain (loss) on investments	1,645	1,203	3,181	47,315	28	1,870	77,219	685
Change in unrealized gain (loss) on investments	6,452	6,183	66,014	107,317	1,328	6,871	69,057	904

Net gain (loss) on investments	8,097	7,386	69,195	154,632	1,356	8,741	146,276	1,589

Reinvested capital gains	-	-	9,520	-	156	1,684	14,001	1,270

Net increase (decrease) in contract owners’ equity resulting from operations	$8,014	7,241	79,362	153,799	1,555	11,144	162,333	3,701

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	NVCMD1	NVCMA1	NVCMC1	NVCBD1	NVLCP1	TRF4	GBF	GBF4
Reinvested dividends	$1,272	232	1,128	1,986	1,497	20,492	2,195	21,813
Mortality and expense risk charges (note 5b)	(551)	(95)	(541)	(596)	(313)	(10,413)	(780)	(7,744)

Net investment income (loss)	721	137	587	1,390	1,184	10,079	1,415	14,069

Realized gain (loss) on investments	1,496	310	2,687	1,382	(69)	(26,836)	(318)	(9,699)
Change in unrealized gain (loss) on investments	7,559	1,669	2,530	(5,456)	(1,722)	416,137	(7,386)	(72,880)

Net gain (loss) on investments	9,055	1,979	5,217	(4,074)	(1,791)	389,301	(7,704)	(82,579)

Reinvested capital gains	1,797	610	1,291	810	1,659	-	1,229	12,802

Net increase (decrease) in contract owners’ equity resulting from operations	$11,573	2,726	7,095	(1,874)	1,052	399,380	(5,060)	(55,708)

Investment Activity:	CAF4	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	NVMIG3
Reinvested dividends	$13,811	11,818	2,611	38,532	32,794	5,080	18,819	29,522
Mortality and expense risk charges (note 5b)	(14,524)	(5,409)	(1,074)	(19,066)	(14,654)	(2,335)	(5,823)	(16,217)

Net investment income (loss)	(713)	6,409	1,537	19,466	18,140	2,745	12,996	13,305

Realized gain (loss) on investments	85,028	(20,844)	620	260,896	88,702	7,092	30,734	181,628
Change in unrealized gain (loss) on investments	436,019	181,961	1,345	119,339	278,254	15,648	156,671	199,468

Net gain (loss) on investments	521,047	161,117	1,965	380,235	366,956	22,740	187,405	381,096

Reinvested capital gains	-	-	2,195	-	-	3,666	24,464	-

Net increase (decrease) in contract owners’ equity resulting from operations	$520,334	167,526	5,697	399,701	385,096	29,151	224,865	394,401

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	GVDIV3	GVDIV4	NVMLG1	NVMLV1	NVMMG1	NVMMV2	SCGF	SCVF4
Reinvested dividends	$10,703	22,729	7,362	2,523	-	6,750	-	16,429
Mortality and expense risk charges (note 5b)	(3,557)	(6,908)	(6,956)	(1,317)	(27,096)	(4,273)	(2,258)	(14,425)

Net investment income (loss)	7,146	15,821	406	1,206	(27,096)	2,477	(2,258)	2,004

Realized gain (loss) on investments	12,764	18,438	30,915	3,371	238,416	57,623	27,075	106,251
Change in unrealized gain (loss) on investments	69,067	160,008	179,387	39,416	727,267	81,364	67,168	544,153

Net gain (loss) on investments	81,831	178,446	210,302	42,787	965,683	138,987	94,243	650,404

Reinvested capital gains	-	-	67,158	9,051	278,957	25,112	16,220	-

Net increase (decrease) in contract owners’ equity resulting from operations	$88,977	194,267	277,866	53,044	1,217,544	166,576	108,205	652,408

Investment Activity:	SCF4	MSBF	GVEX4	NVSTB2	NVOLG1	NVTIV3	EIF4	NVRE1
Reinvested dividends	$2,935	23,753	313,408	1,337	99,359	1,482	-	47,697
Mortality and expense risk charges (note 5b)	(14,330)	(4,954)	(120,188)	(991)	(90,376)	(388)	(13,406)	(25,421)

Net investment income (loss)	(11,395)	18,799	193,220	346	8,983	1,094	(13,406)	22,276

Realized gain (loss) on investments	7,513	6,348	852,561	497	431,901	101	25,654	295,310
Change in unrealized gain (loss) on investments	655,913	(38,523)	3,547,802	(1,792)	3,483,277	10,670	522,844	(497,148)

Net gain (loss) on investments	663,426	(32,175)	4,400,363	(1,295)	3,915,178	10,771	548,498	(201,838)

Reinvested capital gains	-	-	-	101	-	724	-	244,283

Net increase (decrease) in contract owners’ equity resulting from operations	$652,031	(13,376)	4,593,583	(848)	3,924,161	12,589	535,092	64,721

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	SAM4	ALVGIA	ALVSVA	ACVIG	ACVIP2	ACVI	ACVMV1	ACVU1
Reinvested dividends	$-	3,950	3,731	3,557	4,669	5,825	9,893	696
Mortality and expense risk charges (note 5b)	(37,234)	(2,030)	(3,872)	(1,097)	(2,050)	(2,036)	(6,839)	(854)

Net investment income (loss)	(37,234)	1,920	(141)	2,460	2,619	3,789	3,054	(158)

Realized gain (loss) on investments	-	10,080	116,060	5,783	(3,568)	(3,616)	237,533	2,031
Change in unrealized gain (loss) on investments	-	73,544	34,496	36,084	(36,887)	62,503	(1,943)	39,119

Net gain (loss) on investments	-	83,624	150,556	41,867	(40,455)	58,887	235,590	41,150

Reinvested capital gains	-	-	34,637	-	11,173	-	15,506	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(37,234)	85,544	185,052	44,327	(26,663)	62,676	254,150	40,992

Investment Activity:	DVSCS	DCAP	DSC	FVCA2P	FQB	FEIP	FHIP	FAMP
Reinvested dividends	$32,132	9,496	-	587	14,969	186,818	77,879	35,302
Mortality and expense risk charges (note 5b)	(23,491)	(3,411)	(365)	(425)	(2,600)	(52,421)	(11,355)	(15,163)

Net investment income (loss)	8,641	6,085	(365)	162	12,369	134,397	66,524	20,139

Realized gain (loss) on investments	350,971	10,377	6,220	(480)	1,017	(183,406)	165,114	(3,340)
Change in unrealized gain (loss) on investments	633,781	72,591	14,941	7,703	(12,081)	1,354,996	(144,505)	285,708

Net gain (loss) on investments	984,752	82,968	21,161	7,223	(11,064)	1,171,590	20,609	282,368

Reinvested capital gains	39,513	1,135	-	1,200	-	494,714	-	5,481

Net increase (decrease) in contract owners’ equity resulting from operations	$1,032,906	90,188	20,796	8,585	1,305	1,800,701	87,133	307,988

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	FNRS2	FEIS	FF10S	FF30S	FGP	FGS	FHIPR	FIGBP
Reinvested dividends	$1,719	14,871	90	251	31,701	919	30,440	102,984
Mortality and expense risk charges (note 5b)	(1,866)	(4,544)	(44)	(109)	(76,593)	(3,487)	(3,862)	(36,991)

Net investment income (loss)	(147)	10,327	46	142	(44,892)	(2,568)	26,578	65,993

Realized gain (loss) on investments	11,446	6,032	274	79	485,781	15,822	3,374	483
Change in unrealized gain (loss) on investments	38,088	84,446	309	2,324	2,886,802	127,126	(3,955)	(257,679)

Net gain (loss) on investments	49,534	90,478	583	2,403	3,372,583	142,948	(581)	(257,196)

Reinvested capital gains	1,516	41,045	70	209	7,548	332	-	52,821

Net increase (decrease) in contract owners’ equity resulting from operations	$50,903	141,850	699	2,754	3,335,239	140,712	25,997	(138,382)

Investment Activity:	FIGBS	FMCS	FOP	FOPR	FOS	FOSR	FVSS	FTVRDI
Reinvested dividends	$1,280	15,778	28,413	33,013	52	3,748	2,777	28,290
Mortality and expense risk charges (note 5b)	(403)	(33,645)	(13,790)	(18,461)	(28)	(2,107)	(2,464)	(10,572)

Net investment income (loss)	877	(17,867)	14,623	14,552	24	1,641	313	17,718

Realized gain (loss) on investments	829	823,543	(66,019)	148,005	15	(2,538)	64,024	172,814
Change in unrealized gain (loss) on investments	(3,778)	43,185	585,278	465,695	982	73,189	26,883	172,324

Net gain (loss) on investments	(2,949)	866,728	519,259	613,700	997	70,651	90,907	345,138

Reinvested capital gains	683	498,897	7,789	9,050	16	1,104	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,389)	1,347,758	541,671	637,302	1,037	73,396	91,220	362,856

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	FTVSVI	FTVDM3	TIF	FTVGI3	AMTB	AMCG	AMTP	AMFAS
Reinvested dividends	$22,874	3,114	8,963	77,909	23,203	-	12,449	-
Mortality and expense risk charges (note 5b)	(11,543)	(1,254)	(2,442)	(12,081)	(7,236)	(549)	(6,974)	(167)

Net investment income (loss)	11,331	1,860	6,521	65,828	15,967	(549)	5,475	(167)

Realized gain (loss) on investments	185,077	6,359	37,855	(41,276)	(4,060)	21,461	43,211	493
Change in unrealized gain (loss) on investments	271,374	(10,583)	34,252	(32,299)	(12,740)	6,249	232,603	8,028

Net gain (loss) on investments	456,451	(4,224)	72,107	(73,575)	(16,800)	27,710	275,814	8,521

Reinvested capital gains	25,330	-	-	20,313	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$493,112	(2,364)	78,628	12,566	(833)	27,161	281,289	8,354

Investment Activity:	AMSRS	OVGS3	OVGS	OVGI	OVSC	OVSB	PMVFBA	PMVLDA
Reinvested dividends	$3,575	20,086	24,301	3,939	3,109	5,319	2,027	20,695
Mortality and expense risk charges (note 5b)	(5,273)	(12,089)	(11,188)	(2,516)	(2,681)	(1,415)	(917)	(10,530)

Net investment income (loss)	(1,698)	7,997	13,113	1,423	428	3,904	1,110	10,165

Realized gain (loss) on investments	162,609	21,439	122,175	8,105	94,334	2,069	6,972	22,341
Change in unrealized gain (loss) on investments	105,706	351,164	268,280	85,882	26,914	(8,853)	(27,212)	(45,528)

Net gain (loss) on investments	268,315	372,603	390,455	93,987	121,248	(6,784)	(20,240)	(23,187)

Reinvested capital gains	-	-	-	-	4,093	-	850	-

Net increase (decrease) in contract owners’ equity resulting from operations	$266,617	380,600	403,568	95,410	125,769	(2,880)	(18,280)	(13,022)

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	PVGIB	PVTIGB	PVTVB	ACEG	AVBVI	TRHS2	VWBF	VWEM
Reinvested dividends	$3,529	771	936	299	54	-	15,597	40,086
Mortality and expense risk charges (note 5b)	(1,587)	(381)	(864)	(510)	(27)	(2,298)	(5,698)	(20,224)

Net investment income (loss)	1,942	390	72	(211)	27	(2,298)	9,899	19,862

Realized gain (loss) on investments	13,689	(775)	2,702	1,084	557	41,219	(6,397)	400,118
Change in unrealized gain (loss) on investments	47,067	13,596	40,318	22,455	656	54,589	(71,367)	(130,634)

Net gain (loss) on investments	60,756	12,821	43,020	23,539	1,213	95,808	(77,764)	269,484

Reinvested capital gains	-	-	-	-	-	22,564	126	-

Net increase (decrease) in contract owners’ equity resulting from operations	$62,698	13,211	43,092	23,328	1,240	116,074	(67,739)	289,346

Investment Activity:	VWHA	VVEI	VVHYB	VVMCI	VVHGB	WRASP	SVDF	SVOF
Reinvested dividends	$17,683	9,016	10,203	8,645	4,701	4,302	16	171
Mortality and expense risk charges (note 5b)	(12,806)	(3,628)	(1,923)	(7,748)	(1,802)	(2,510)	(1,475)	(566)

Net investment income (loss)	4,877	5,388	8,280	897	2,899	1,792	(1,459)	(395)

Realized gain (loss) on investments	(166,485)	3,480	4,520	21,171	2,290	52,703	20,003	1,086
Change in unrealized gain (loss) on investments	304,307	86,753	(5,942)	183,945	(13,445)	15,462	55,186	21,903

Net gain (loss) on investments	137,822	90,233	(1,422)	205,116	(11,155)	68,165	75,189	22,989

Reinvested capital gains	50,548	-	-	27,016	2,089	-	6,223	-

Net increase (decrease) in contract owners’ equity resulting from operations	$193,247	95,621	6,858	233,029	(6,167)	69,957	79,953	22,594

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

Year Ended December 31, 2013

Investment Activity:	WFVSCG
Reinvested dividends	$-
Mortality and expense risk charges (note 5b)	(1,251)

Net investment income (loss)	(1,251)

Realized gain (loss) on investments	12,655
Change in unrealized gain (loss) on investments	46,379

Net gain (loss) on investments	59,034

Reinvested capital gains	7,249

Net increase (decrease) in contract owners’ equity resulting from operations	$65,032

See accompanying notes to financial statements.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	Total		AASCO		MLVGA2		DSIF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$969,471	1,056,428	(29,788)	(27,892)	5,168	1,794	32,525	19,139
Realized gain (loss) on investments	7,913,128	2,187,029	290,879	387,459	8,733	(879)	113,955	104,746
Change in unrealized gain (loss) on investments	22,422,202	12,646,070	399,679	(764,151)	20,095	17,324	466,146	6,709
Reinvested capital gains	2,780,196	3,953,972	566,237	863,869	26,594	709	18,400	74,169

Net increase (decrease) in contract owners’ equity resulting from operations	34,084,997	19,843,499	1,227,007	459,285	60,590	18,948	631,026	204,763

Equity transactions:
Purchase payments received from contract owners (note 5a)	32,425,501	26,658,365	251,927	240,886	630,025	54,451	2,373,163	245,145
Transfers between subaccounts (including fixed account), net (note 5a)	(2,748)	(423)	(2)	5	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(38,156,373)	(38,624,232)	(386,901)	(461,484)	(110,630)	(19,839)	(332,138)	(305,941)
Net policy repayments (loans) (note 4 and 5a)	(1,563,132)	36,677	(32,450)	(14,149)	(11,748)	-	12,603	11,754
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(11,884,096)	(12,604,159)	(323,361)	(348,452)	(15,768)	(17,895)	(81,065)	(74,689)
Adjustments to maintain reserves	7,652	(8,665)	169	(257)	(85)	105	(211)	(7)

Net equity transactions	(19,173,196)	(24,542,437)	(490,618)	(583,451)	491,794	16,822	1,972,352	(123,738)

Net change in contract owners’ equity	14,911,801	(4,698,938)	736,389	(124,166)	552,384	35,770	2,603,378	81,025
Contract owners’ equity beginning of period	149,670,748	154,369,686	3,916,894	4,041,060	241,639	205,869	1,467,958	1,386,933

Contract owners’ equity end of period	$164,582,549	149,670,748	4,653,283	3,916,894	794,023	241,639	4,071,336	1,467,958

CHANGES IN UNITS:
Beginning units	630,264	730,299	16,290	19,003	1,748	1,628	6,880	7,390
Units purchased	151,032	140,083	1,141	1,448	4,308	416	8,641	1,158
Units redeemed	(221,832)	(240,118)	(3,079)	(4,161)	(1,004)	(296)	(1,789)	(1,668)

Ending units	559,464	630,264	14,352	16,290	5,052	1,748	13,732	6,880

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	IVKMG1		JABS		JACAS		JAGTS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(635)	(867)	5,207	11,835	(734)	(895)	(1,356)	(1,105)
Realized gain (loss) on investments	4,959	(748)	3,107	(2,998)	51,265	16,969	11,408	9,240
Change in unrealized gain (loss) on investments	56,886	(2,601)	57,381	25,680	65,523	87,977	47,771	7,265
Reinvested capital gains	-	56	18,634	46,951	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	61,210	(4,160)	84,329	81,468	116,054	104,051	57,823	15,400

Equity transactions:
Purchase payments received from contract owners (note 5a)	18,524	198,943	202,730	38,771	47,207	27,092	18,898	123,243
Transfers between subaccounts (including fixed account), net (note 5a)	(1)	-	(1)	-	(1,354)	(1)	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(17,828)	(9,265)	(362,381)	(115,761)	(136,093)	(63,609)	(42,582)	(22,956)
Net policy repayments (loans) (note 4 and 5a)	(1,125)	232	(27,712)	1,092	(18,009)	(2,996)	1,043	798
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(15,752)	(11,251)	(29,933)	(43,825)	(49,699)	(42,732)	(21,149)	(17,162)
Adjustments to maintain reserves	(144)	49	31	(21)	164	(280)	55	(175)

Net equity transactions	(16,326)	178,708	(217,266)	(119,744)	(157,784)	(82,526)	(43,735)	83,748

Net change in contract owners’ equity	44,884	174,548	(132,937)	(38,276)	(41,730)	21,525	14,088	99,148
Contract owners’ equity beginning of period	174,548	-	648,634	686,910	489,013	467,488	193,266	94,118

Contract owners’ equity end of period	$219,432	174,548	515,697	648,634	447,283	489,013	207,354	193,266

CHANGES IN UNITS:
Beginning units	1,668	-	2,599	3,177	2,401	2,787	861	341
Units purchased	160	1,856	580	207	222	146	77	720
Units redeemed	(253)	(188)	(1,597)	(785)	(917)	(532)	(284)	(200)

Ending units	1,575	1,668	1,582	2,599	1,706	2,401	654	861

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	JAIGS		MIGIC		MVFIC		MSVFI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$43,092	6,594	(166)	(401)	25,865	53,646	3,142	4,532
Realized gain (loss) on investments	(346,142)	(460,932)	6,529	2,791	1,279,046	347,271	1,563	572
Change in unrealized gain (loss) on investments	595,134	(246,666)	28,989	10,483	371,770	476,833	(6,441)	3,296
Reinvested capital gains	-	601,708	4,968	5,897	17,654	45,538	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	292,084	(99,296)	40,320	18,770	1,694,335	923,288	(1,736)	8,400

Equity transactions:
Purchase payments received from contract owners (note 5a)	97,209	5,849,528	24,790	6,208	914,667	351,346	315,768	29,194
Transfers between subaccounts (including fixed account), net (note 5a)	(9)	2	-	10	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(2,807,487)	(1,725,377)	(6,439)	(18,813)	(4,008,270)	(1,916,585)	(17,940)	65,031
Net policy repayments (loans) (note 4 and 5a)	(22,965)	76,804	-	2,237	(47,935)	79,493	17,694	(50,551)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(129,638)	(146,857)	(7,489)	(7,410)	(167,164)	(172,759)	(18,902)	(10,667)
Adjustments to maintain reserves	205	(330)	291	(56)	(196)	144	20	19

Net equity transactions	(2,862,685)	4,053,770	11,153	(17,824)	(3,308,898)	(1,658,361)	296,640	33,026

Net change in contract owners’ equity	(2,570,601)	3,954,474	51,473	946	(1,614,563)	(735,073)	294,904	41,426
Contract owners’ equity beginning of period	4,435,976	481,502	130,711	129,765	5,722,114	6,457,187	129,414	87,988

Contract owners’ equity end of period	$1,865,375	4,435,976	182,184	130,711	4,107,551	5,722,114	424,318	129,414

CHANGES IN UNITS:
Beginning units	18,229	1,182	729	839	25,217	31,313	781	636
Units purchased	811	25,509	110	49	4,194	2,297	1,231	415
Units redeemed	(12,414)	(8,462)	(56)	(159)	(14,831)	(8,393)	(197)	(270)

Ending units	6,626	18,229	783	729	14,580	25,217	1,815	781

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	MSEM		MSVRE		NVAMV1		GVAAA2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$5,191	4,135	3,801	2,608	9,235	1,923	234	462
Realized gain (loss) on investments	1,030	13,466	95,730	73,270	29,062	8,288	10,295	15,090
Change in unrealized gain (loss) on investments	(23,771)	12,221	(67,212)	109,603	175,042	56,611	7,268	(3,093)
Reinvested capital gains	1,909	-	-	-	16,165	31,722	16	-

Net increase (decrease) in contract owners’ equity resulting from operations	(15,641)	29,822	32,319	185,481	229,504	98,544	17,813	12,459

Equity transactions:
Purchase payments received from contract owners (note 5a)	11,774	28,098	40,433	21,108	61,825	46,186	13,634	113,373
Transfers between subaccounts (including fixed account), net (note 5a)	-	-	(6)	1	(14)	1	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(2,532)	(90,446)	(530,893)	(625,210)	(62,992)	(56,086)	(109,797)	(70,769)
Net policy repayments (loans) (note 4 and 5a)	410	482	(854)	(77)	(4,348)	21,967	218	27,009
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(6,595)	(7,514)	(22,497)	(28,288)	(65,507)	(70,238)	(9,777)	(10,283)
Adjustments to maintain reserves	330	(73)	448	(398)	2,600	(348)	82	(11)

Net equity transactions	3,387	(69,453)	(513,369)	(632,864)	(68,436)	(58,518)	(105,640)	59,319

Net change in contract owners’ equity	(12,254)	(39,631)	(481,050)	(447,383)	161,068	40,026	(87,827)	71,778
Contract owners’ equity beginning of period	163,709	203,340	915,981	1,363,364	780,906	740,880	162,062	90,284

Contract owners’ equity end of period	$151,455	163,709	434,931	915,981	941,974	780,906	74,235	162,062

CHANGES IN UNITS:
Beginning units	411	570	1,626	2,784	4,621	4,936	1,341	858
Units purchased	28	67	140	52	397	565	115	1,184
Units redeemed	(27)	(226)	(1,005)	(1,210)	(682)	(880)	(954)	(701)

Ending units	412	411	761	1,626	4,336	4,621	502	1,341

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVABD2		GVAGG2		GVAGR2		GVAGI2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$610	1,351	(290)	98	(2,083)	(2,383)	66	60
Realized gain (loss) on investments	1,346	1,914	2,341	12,692	12,687	(17,314)	1,050	536
Change in unrealized gain (loss) on investments	(4,227)	572	17,801	5,752	111,656	88,250	6,042	2,385
Reinvested capital gains	19	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,252)	3,837	19,852	18,542	122,260	68,553	7,158	2,981

Equity transactions:
Purchase payments received from contract owners (note 5a)	3,568	18,784	35,832	7,585	25,965	6,381	4,577	2,475
Transfers between subaccounts (including fixed account), net (note 5a)	-	-	-	(1)	(1)	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(21,682)	(20,075)	(1,573)	(48,904)	(7,979)	(28,076)	(606)	(82)
Net policy repayments (loans) (note 4 and 5a)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(9,539)	(9,600)	(7,743)	(9,545)	(42,410)	(40,781)	(1,924)	(1,768)
Adjustments to maintain reserves	34	37	(50)	(45)	88	(9)	24	(34)

Net equity transactions	(27,619)	(10,854)	26,466	(50,910)	(24,337)	(62,485)	2,071	591

Net change in contract owners’ equity	(29,871)	(7,017)	46,318	(32,368)	97,923	6,068	9,229	3,572
Contract owners’ equity beginning of period	92,300	99,317	69,463	101,831	437,267	431,199	22,027	18,455

Contract owners’ equity end of period	$62,429	92,300	115,781	69,463	535,190	437,267	31,256	22,027

CHANGES IN UNITS:
Beginning units	752	843	550	977	3,871	4,448	226	220
Units purchased	35	160	232	65	301	130	39	27
Units redeemed	(261)	(251)	(64)	(492)	(489)	(707)	(22)	(21)

Ending units	526	752	718	550	3,683	3,871	243	226

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	HIBF		HIBF3		GEM		GEM3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$28,517	13,869	8,532	11,391	398	(226)	1,564	(1,325)
Realized gain (loss) on investments	1,988	4,234	361	7,321	(1,351)	1,787	15,070	1,382
Change in unrealized gain (loss) on investments	(18,692)	1,031	(227)	734	1,401	21,042	(15,701)	69,000
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	11,813	19,134	8,666	19,446	448	22,603	933	69,057

Equity transactions:
Purchase payments received from contract owners (note 5a)	360,583	149,554	11,880	173,393	22,764	33,742	27,996	53,743
Transfers between subaccounts (including fixed account), net (note 5a)	-	(1)	-	-	1	-	-	(4)
Surrenders and Death Benefits (notes 3 and 5a)	(48,540)	(25,000)	(9,996)	(86,147)	(53,901)	(62,406)	(43,118)	(77,990)
Net policy repayments (loans) (note 4 and 5a)	84	(77)	208	(1,539)	917	3,181	(1,079)	147
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(18,363)	(16,143)	(8,699)	(12,740)	(17,676)	(16,184)	(35,965)	(49,095)
Adjustments to maintain reserves	199	(46)	65	(7)	(231)	(126)	93	(35)

Net equity transactions	293,963	108,287	(6,542)	72,960	(48,126)	(41,793)	(52,073)	(73,234)

Net change in contract owners’ equity	305,776	127,421	2,124	92,406	(47,678)	(19,190)	(51,140)	(4,177)
Contract owners’ equity beginning of period	187,647	60,226	145,765	53,359	133,553	152,743	442,468	446,645

Contract owners’ equity end of period	$493,423	187,647	147,889	145,765	85,875	133,553	391,328	442,468

CHANGES IN UNITS:
Beginning units	501	189	907	378	212	279	2,068	2,429
Units purchased	898	427	75	1,163	41	65	188	307
Units redeemed	(173)	(115)	(115)	(634)	(123)	(132)	(427)	(668)

Ending units	1,226	501	867	907	130	212	1,829	2,068

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GIG3		NVIE6		NVNMO1		NVNSR2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(83)	4	(145)	(94)	647	1,332	(833)	422
Realized gain (loss) on investments	1,645	1,208	1,203	(2,155)	3,181	(4,667)	47,315	(16,396)
Change in unrealized gain (loss) on investments	6,452	2,630	6,183	8,855	66,014	17,965	107,317	99,030
Reinvested capital gains	-	-	-	-	9,520	13,357	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,014	3,842	7,241	6,606	79,362	27,987	153,799	83,056

Equity transactions:
Purchase payments received from contract owners (note 5a)	31,529	14,437	(1)	(33)	8,923	9,891	14,482	20,126
Transfers between subaccounts (including fixed account), net (note 5a)	-	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(4,816)	(17,033)	(13,401)	(17,190)	(14,499)	(14,157)	(374,839)	(375,421)
Net policy repayments (loans) (note 4 and 5a)	13	(298)	596	10,890	(2,285)	(658)	(1,344)	(3,835)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(2,604)	(2,294)	(5,174)	(5,027)	(17,148)	(16,402)	(15,576)	(27,501)
Adjustments to maintain reserves	(4)	23	(12)	(26)	(77)	(21)	(8)	(7)

Net equity transactions	24,118	(5,165)	(17,992)	(11,386)	(25,086)	(21,347)	(377,285)	(386,638)

Net change in contract owners’ equity	32,132	(1,323)	(10,751)	(4,780)	54,276	6,640	(223,486)	(303,582)
Contract owners’ equity beginning of period	29,064	30,387	54,622	59,402	191,419	184,779	585,972	889,554

Contract owners’ equity end of period	$61,196	29,064	43,871	54,622	245,695	191,419	362,486	585,972

CHANGES IN UNITS:
Beginning units	301	361	677	842	2,093	2,345	5,622	9,435
Units purchased	332	159	11	179	90	136	130	371
Units redeemed	(91)	(219)	(222)	(344)	(301)	(388)	(3,223)	(4,184)

Ending units	542	301	466	677	1,882	2,093	2,529	5,622

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCRA1		NVCRB1		NVCCA1		NVCCN1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$43	14	719	702	2,056	8,776	842	1,122
Realized gain (loss) on investments	28	134	1,870	434	77,219	(11,803)	685	533
Change in unrealized gain (loss) on investments	1,328	415	6,871	6,193	69,057	237,492	904	2,602
Reinvested capital gains	156	286	1,684	1,050	14,001	29,496	1,270	1,053

Net increase (decrease) in contract owners’ equity resulting from operations	1,555	849	11,144	8,379	162,333	263,961	3,701	5,310

Equity transactions:
Purchase payments received from contract owners (note 5a)	2,070	1,911	1,340	1,744	16,995	41,067	582	78,131
Transfers between subaccounts (including fixed account), net (note 5a)	-	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	-	(3,041)	(13,663)	793	(1,291,038)	(890,283)	(12,534)	(57,410)
Net policy repayments (loans) (note 4 and 5a)	-	-	804	753	(3,742)	55,078	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(310)	(399)	(3,863)	(3,799)	(27,609)	(57,475)	(1,974)	(1,818)
Adjustments to maintain reserves	(51)	(11)	84	(83)	-	(90)	76	(60)

Net equity transactions	1,709	(1,540)	(15,298)	(592)	(1,305,394)	(851,703)	(13,850)	18,843

Net change in contract owners’ equity	3,264	(691)	(4,154)	7,787	(1,143,061)	(587,742)	(10,149)	24,153
Contract owners’ equity beginning of period	4,620	5,311	89,119	81,332	1,656,143	2,243,885	93,191	69,038

Contract owners’ equity end of period	$7,884	4,620	84,965	89,119	513,082	1,656,143	83,042	93,191

CHANGES IN UNITS:
Beginning units	46	61	793	799	15,376	23,517	799	632
Units purchased	18	20	33	39	218	1,053	7	693
Units redeemed	(3)	(35)	(162)	(45)	(11,642)	(9,194)	(123)	(526)

Ending units	61	46	664	793	3,952	15,376	683	799

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVCMD1		NVCMA1		NVCMC1		NVCBD1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$721	492	137	62	587	623	1,390	2,174
Realized gain (loss) on investments	1,496	755	310	(52)	2,687	1,478	1,382	710
Change in unrealized gain (loss) on investments	7,559	4,388	1,669	791	2,530	3,754	(5,456)	1,836
Reinvested capital gains	1,797	980	610	231	1,291	1,519	810	520

Net increase (decrease) in contract owners’ equity resulting from operations	11,573	6,615	2,726	1,032	7,095	7,374	(1,874)	5,240

Equity transactions:
Purchase payments received from contract owners (note 5a)	10,827	10,827	5,720	5,720	2,604	-	10,951	30,602
Transfers between subaccounts (including fixed account), net (note 5a)	-	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	-	-	-	-	(15,782)	(14,789)	(21,316)	(4,423)
Net policy repayments (loans) (note 4 and 5a)	-	-	-	-	-	-	163	(126)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(7,391)	(6,947)	(2,552)	(2,808)	(1,630)	(2,015)	(5,779)	(4,784)
Adjustments to maintain reserves	(74)	44	53	(3)	33	17	(7)	1

Net equity transactions	3,362	3,924	3,221	2,909	(14,775)	(16,787)	(15,988)	21,270

Net change in contract owners’ equity	14,935	10,539	5,947	3,941	(7,680)	(9,413)	(17,862)	26,510
Contract owners’ equity beginning of period	66,251	55,712	10,478	6,537	72,301	81,714	93,774	67,264

Contract owners’ equity end of period	$81,186	66,251	16,425	10,478	64,621	72,301	75,912	93,774

CHANGES IN UNITS:
Beginning units	602	565	100	71	633	782	730	560
Units purchased	90	102	49	57	22	-	90	251
Units redeemed	(62)	(65)	(22)	(28)	(143)	(149)	(213)	(81)

Ending units	630	602	127	100	512	633	607	730

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVLCP1		TRF4		GBF		GBF4
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,184	(188)	10,079	10,184	1,415	1,505	14,069	19,120
Realized gain (loss) on investments	(69)	3,966	(26,836)	(83,705)	(318)	74	(9,699)	6,112
Change in unrealized gain (loss) on investments	(1,722)	(283)	416,137	249,052	(7,386)	(2,409)	(72,880)	(36,784)
Reinvested capital gains	1,659	175	-	-	1,229	3,141	12,802	40,474

Net increase (decrease) in contract owners’ equity resulting from operations	1,052	3,670	399,380	175,531	(5,060)	2,311	(55,708)	28,922

Equity transactions:
Purchase payments received from contract owners (note 5a)	75,382	189,367	127,224	132,740	3,175	3,553	87,540	206,023
Transfers between subaccounts (including fixed account), net (note 5a)	-	-	10	3	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	-	(193,537)	(48,214)	(89,903)	21,286	7,674	(64,803)	(194,340)
Net policy repayments (loans) (note 4 and 5a)	9	(22)	(4,455)	(24,971)	(716)	(884)	(8,574)	3,535
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(925)	(1,738)	(175,163)	(170,179)	(5,718)	(6,590)	(117,012)	(123,502)
Adjustments to maintain reserves	(47)	2	27	(247)	54	(119)	255	(471)

Net equity transactions	74,419	(5,928)	(100,571)	(152,557)	18,081	3,634	(102,594)	(108,755)

Net change in contract owners’ equity	75,471	(2,258)	298,809	22,974	13,021	5,945	(158,302)	(79,833)
Contract owners’ equity beginning of period	3,466	5,724	1,376,640	1,353,666	100,911	94,966	1,220,049	1,299,882

Contract owners’ equity end of period	$78,937	3,466	1,675,449	1,376,640	113,932	100,911	1,061,747	1,220,049

CHANGES IN UNITS:
Beginning units	25	44	3,121	3,502	695	669	3,018	3,248
Units purchased	567	1,436	296	372	179	111	319	574
Units redeemed	(8)	(1,455)	(499)	(753)	(50)	(85)	(590)	(804)

Ending units	584	25	2,918	3,121	824	695	2,747	3,018

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	CAF4		GVIDA		GVIDC		GVIDM
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(713)	(3,207)	6,409	5,117	1,537	1,630	19,466	26,581
Realized gain (loss) on investments	85,028	120,928	(20,844)	(30,363)	620	675	260,896	201,172
Change in unrealized gain (loss) on investments	436,019	124,851	181,961	114,196	1,345	354	119,339	85,276
Reinvested capital gains	-	-	-	-	2,195	1,131	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	520,334	242,572	167,526	88,950	5,697	3,790	399,701	313,029

Equity transactions:
Purchase payments received from contract owners (note 5a)	114,519	252,046	52,269	41,419	16,139	63,343	198,686	188,244
Transfers between subaccounts (including fixed account), net (note 5a)	762	(1)	(35)	-	-	-	(3)	(2)
Surrenders and Death Benefits (notes 3 and 5a)	(86,220)	(204,451)	(30,381)	(10,418)	8,316	675	(926,087)	(594,817)
Net policy repayments (loans) (note 4 and 5a)	(18,252)	(27,640)	238	(2,788)	1,069	(860)	(6,146)	(3,648)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(161,355)	(172,465)	(57,896)	(59,754)	(13,605)	(13,349)	(253,159)	(257,347)
Adjustments to maintain reserves	69	(184)	98	(64)	(115)	204	110	159

Net equity transactions	(150,477)	(152,695)	(35,707)	(31,605)	11,804	50,013	(986,599)	(667,411)

Net change in contract owners’ equity	369,857	89,877	131,819	57,345	17,501	53,803	(586,898)	(354,382)
Contract owners’ equity beginning of period	1,876,091	1,786,214	657,361	600,016	137,502	83,699	2,981,636	3,336,018

Contract owners’ equity end of period	$2,245,948	1,876,091	789,180	657,361	155,003	137,502	2,394,738	2,981,636

CHANGES IN UNITS:
Beginning units	11,287	12,153	3,559	3,737	968	614	13,081	15,245
Units purchased	757	1,840	261	244	182	489	1,150	1,135
Units redeemed	(1,588)	(2,706)	(437)	(422)	(100)	(135)	(3,913)	(3,299)

Ending units	10,456	11,287	3,383	3,559	1,050	968	10,318	13,081

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDMA		GVDMC		MCIF		NVMIG3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$18,140	16,633	2,745	3,747	12,996	1,374	13,305	2,140
Realized gain (loss) on investments	88,702	45,039	7,092	(2,328)	30,734	39,126	181,628	9,828
Change in unrealized gain (loss) on investments	278,254	172,053	15,648	15,870	156,671	(17,071)	199,468	34,775
Reinvested capital gains	-	-	3,666	1,176	24,464	24,459	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	385,096	233,725	29,151	18,465	224,865	47,888	394,401	46,743

Equity transactions:
Purchase payments received from contract owners (note 5a)	127,420	155,772	12,316	118,543	1,551,950	110,808	2,042,516	634,572
Transfers between subaccounts (including fixed account), net (note 5a)	-	-	-	-	(5)	-	-	(2)
Surrenders and Death Benefits (notes 3 and 5a)	(227,084)	(62,716)	(48,398)	823	(61,352)	(92,089)	(1,168,810)	(28,099)
Net policy repayments (loans) (note 4 and 5a)	48,026	(96,724)	2,098	(3,281)	(53)	14,340	(12,062)	4,186
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(159,990)	(212,245)	(34,844)	(26,117)	(30,813)	(33,369)	(63,128)	(28,588)
Adjustments to maintain reserves	22	(114)	(74)	180	(404)	58	137	(69)

Net equity transactions	(211,606)	(216,027)	(68,902)	90,148	1,459,323	(252)	798,653	582,000

Net change in contract owners’ equity	173,490	17,698	(39,751)	108,613	1,684,188	47,636	1,193,054	628,743
Contract owners’ equity beginning of period	1,911,375	1,893,677	342,301	233,688	357,527	309,891	877,460	248,717

Contract owners’ equity end of period	$2,084,865	1,911,375	302,550	342,301	2,041,715	357,527	2,070,514	877,460

CHANGES IN UNITS:
Beginning units	10,131	10,934	1,849	1,573	1,143	1,174	9,063	2,952
Units purchased	937	1,081	104	454	3,841	410	20,361	6,760
Units redeemed	(1,983)	(1,884)	(337)	(178)	(307)	(441)	(11,667)	(649)

Ending units	9,085	10,131	1,616	1,849	4,677	1,143	17,757	9,063

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	GVDIV3		GVDIV4		NVMLG1		NVMLV1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$7,146	(1,652)	15,821	(3,238)	406	(2,082)	1,206	624
Realized gain (loss) on investments	12,764	19,317	18,438	(13,905)	30,915	21,965	3,371	(2,604)
Change in unrealized gain (loss) on investments	69,067	50,939	160,008	177,064	179,387	82,415	39,416	31,269
Reinvested capital gains	-	-	-	-	67,158	21,969	9,051	-

Net increase (decrease) in contract owners’ equity resulting from operations	88,977	68,604	194,267	159,921	277,866	124,267	53,044	29,289

Equity transactions:
Purchase payments received from contract owners (note 5a)	38,542	49,650	51,483	55,283	94,139	133,920	11,137	27,629
Transfers between subaccounts (including fixed account), net (note 5a)	1	1	(1)	3	-	(2)	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(30,397)	(79,049)	(91,167)	(126,368)	(84,731)	(95,535)	(4,868)	(100,448)
Net policy repayments (loans) (note 4 and 5a)	(6,080)	515	(8,644)	(6,633)	(1,247)	(1,985)	1,114	3,582
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(36,599)	(38,206)	(100,178)	(105,676)	(75,847)	(88,088)	(15,989)	(18,185)
Adjustments to maintain reserves	11	(32)	(121)	270	124	(1,039)	(213)	977

Net equity transactions	(34,522)	(67,121)	(148,628)	(183,121)	(67,562)	(52,729)	(8,819)	(86,445)

Net change in contract owners’ equity	54,455	1,483	45,639	(23,200)	210,304	71,538	44,225	(57,156)
Contract owners’ equity beginning of period	450,461	448,978	1,033,223	1,056,423	877,882	806,344	156,822	213,978

Contract owners’ equity end of period	$504,916	450,461	1,078,862	1,033,223	1,088,186	877,882	201,047	156,822

CHANGES IN UNITS:
Beginning units	4,019	4,661	2,545	3,013	7,517	7,881	1,358	1,985
Units purchased	440	570	157	164	720	1,299	93	241
Units redeemed	(721)	(1,212)	(539)	(632)	(1,295)	(1,663)	(157)	(868)

Ending units	3,738	4,019	2,163	2,545	6,942	7,517	1,294	1,358

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVMMG1		NVMMV2		SCGF		SCVF4
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(27,096)	(24,890)	2,477	1,603	(2,258)	(2,032)	2,004	1,922
Realized gain (loss) on investments	238,416	258,857	57,623	36,062	27,075	13,209	106,251	(61,444)
Change in unrealized gain (loss) on investments	727,267	(90,570)	81,364	(12,746)	67,168	20,287	544,153	376,090
Reinvested capital gains	278,957	321,451	25,112	52,720	16,220	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,217,544	464,848	166,576	77,639	108,205	31,464	652,408	316,568

Equity transactions:
Purchase payments received from contract owners (note 5a)	258,243	284,057	80,340	27,604	11,727	63,735	183,632	165,747
Transfers between subaccounts (including fixed account), net (note 5a)	11	15	-	-	-	-	(3)	(2)
Surrenders and Death Benefits (notes 3 and 5a)	(307,768)	(419,631)	(134,770)	(101,318)	(71,438)	(16,372)	(270,483)	(263,734)
Net policy repayments (loans) (note 4 and 5a)	(8,293)	(6,680)	3,027	2,575	4,570	(34,856)	2,100	(40,831)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(314,370)	(334,596)	(47,908)	(48,615)	(17,403)	(18,230)	(177,323)	(168,357)
Adjustments to maintain reserves	(55)	(33)	77	(10)	(99)	(24)	48	(55)

Net equity transactions	(372,232)	(476,868)	(99,234)	(119,764)	(72,643)	(5,747)	(262,029)	(307,232)

Net change in contract owners’ equity	845,312	(12,020)	67,342	(42,125)	35,562	25,717	390,379	9,336
Contract owners’ equity beginning of period	3,352,437	3,364,457	512,183	554,308	276,437	250,720	1,737,622	1,728,286

Contract owners’ equity end of period	$4,197,749	3,352,437	579,525	512,183	311,999	276,437	2,128,001	1,737,622

CHANGES IN UNITS:
Beginning units	22,381	25,860	4,425	5,530	1,685	1,591	7,771	9,003
Units purchased	1,728	2,505	684	575	79	447	762	936
Units redeemed	(3,869)	(5,984)	(1,391)	(1,680)	(446)	(353)	(1,670)	(2,168)

Ending units	20,240	22,381	3,718	4,425	1,318	1,685	6,863	7,771

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SCF4		MSBF		GVEX4		NVSTB2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(11,395)	(9,923)	18,799	12,153	193,220	187,713	346	1,071
Realized gain (loss) on investments	7,513	(66,468)	6,348	34,627	852,561	746,746	497	147
Change in unrealized gain (loss) on investments	655,913	306,539	(38,523)	42,012	3,547,802	1,271,530	(1,792)	1,283
Reinvested capital gains	-	-	-	-	-	-	101	-

Net increase (decrease) in contract owners’ equity resulting from operations	652,031	230,148	(13,376)	88,792	4,593,583	2,205,989	(848)	2,501

Equity transactions:
Purchase payments received from contract owners (note 5a)	127,945	184,594	68,155	89,292	1,827,259	1,445,597	44,333	59,206
Transfers between subaccounts (including fixed account), net (note 5a)	4	(37)	-	-	(1,836)	24	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(240,296)	(88,236)	(41,753)	(424,226)	(1,646,325)	(1,821,774)	(17,879)	(41)
Net policy repayments (loans) (note 4 and 5a)	(335)	(4,312)	852	(8,441)	(87,410)	(60,208)	(527)	26
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(156,500)	(166,174)	(36,836)	(37,705)	(1,708,993)	(1,813,460)	(9,799)	(8,451)
Adjustments to maintain reserves	196	(162)	(73)	(194)	786	(1,150)	71	(80)

Net equity transactions	(268,986)	(74,327)	(9,655)	(381,274)	(1,616,519)	(2,250,971)	16,199	50,660

Net change in contract owners’ equity	383,045	155,821	(23,031)	(292,482)	2,977,064	(44,982)	15,351	53,161
Contract owners’ equity beginning of period	1,749,553	1,593,732	699,772	992,254	15,365,607	15,410,589	138,731	85,570

Contract owners’ equity end of period	$2,132,598	1,749,553	676,741	699,772	18,342,671	15,365,607	154,082	138,731

CHANGES IN UNITS:
Beginning units	8,765	9,286	3,486	4,859	31,019	35,499	1,256	796
Units purchased	598	976	474	590	3,142	3,312	408	546
Units redeemed	(1,593)	(1,497)	(596)	(1,963)	(6,052)	(7,792)	(260)	(86)

Ending units	7,770	8,765	3,364	3,486	28,109	31,019	1,404	1,256

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	NVOLG1		NVTIV3		EIF4		NVRE1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$8,983	(1,196)	1,094	61	(13,406)	7,583	22,276	9,431
Realized gain (loss) on investments	431,901	174,383	101	(89)	25,654	(47,840)	295,310	301,883
Change in unrealized gain (loss) on investments	3,483,277	1,746,044	10,670	440	522,844	300,111	(497,148)	(144,984)
Reinvested capital gains	-	-	724	42	-	-	244,283	303,479

Net increase (decrease) in contract owners’ equity resulting from operations	3,924,161	1,919,231	12,589	454	535,092	259,854	64,721	469,809

Equity transactions:
Purchase payments received from contract owners (note 5a)	725,993	789,625	71,198	1,238	128,041	98,744	740,117	399,284
Transfers between subaccounts (including fixed account), net (note 5a)	(27)	(2)	-	-	-	(2)	1	(1)
Surrenders and Death Benefits (notes 3 and 5a)	(1,068,174)	(1,155,444)	(1,478)	(299)	(103,676)	(160,900)	(844,844)	(768,048)
Net policy repayments (loans) (note 4 and 5a)	(59,392)	(65,308)	-	-	410	(1,538)	(20,325)	76,290
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(938,025)	(998,251)	(818)	(118)	(153,607)	(145,724)	(125,994)	(128,012)
Adjustments to maintain reserves	44	(808)	(69)	(42)	(43)	(163)	72	(127)

Net equity transactions	(1,339,581)	(1,430,188)	68,833	779	(128,875)	(209,583)	(250,973)	(420,614)

Net change in contract owners’ equity	2,584,580	489,043	81,422	1,233	406,217	50,271	(186,252)	49,195
Contract owners’ equity beginning of period	11,572,150	11,083,107	3,286	2,053	1,578,727	1,528,456	3,272,671	3,223,476

Contract owners’ equity end of period	$14,156,730	11,572,150	84,708	3,286	1,984,944	1,578,727	3,086,419	3,272,671

CHANGES IN UNITS:
Beginning units	56,296	63,445	17	11	9,226	10,422	28,578	32,348
Units purchased	3,755	5,363	494	8	742	712	8,317	4,602
Units redeemed	(9,404)	(12,512)	(14)	(2)	(1,345)	(1,908)	(10,543)	(8,372)

Ending units	50,647	56,296	497	17	8,623	9,226	26,352	28,578

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	SAM4		ALVGIA		ALVSVA		ACVIG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(37,234)	(32,806)	1,920	1,792	(141)	(901)	2,460	1,764
Realized gain (loss) on investments	-	-	10,080	8,419	116,060	75,860	5,783	18,762
Change in unrealized gain (loss) on investments	-	-	73,544	16,800	34,496	27,320	36,084	(3,612)
Reinvested capital gains	-	-	-	-	34,637	23,523	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(37,234)	(32,806)	85,544	27,011	185,052	125,802	44,327	16,914

Equity transactions:
Purchase payments received from contract owners (note 5a)	4,975,234	1,397,609	54,499	96,778	21,682	61,718	77,096	23,325
Transfers between subaccounts (including fixed account), net (note 5a)	(5)	(1)	-	4	(6)	3	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(2,171,004)	(1,223,755)	(5,532)	(13,762)	(380,751)	(357,333)	(5,839)	(3,337)
Net policy repayments (loans) (note 4 and 5a)	(441,771)	(2,109)	(1,116)	2,839	(9,880)	2,479	4,689	(61,408)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(613,308)	(712,561)	(18,513)	(14,396)	(28,167)	(33,239)	(20,186)	(14,966)
Adjustments to maintain reserves	45	(476)	8	159	105	(37)	(261)	(58)

Net equity transactions	1,749,191	(541,293)	29,346	71,622	(397,017)	(326,409)	55,499	(56,444)

Net change in contract owners’ equity	1,711,957	(574,099)	114,890	98,633	(211,965)	(200,607)	99,826	(39,530)
Contract owners’ equity beginning of period	4,396,044	4,970,143	234,802	136,169	614,835	815,442	112,570	152,100

Contract owners’ equity end of period	$6,108,001	4,396,044	349,692	234,802	402,870	614,835	212,396	112,570

CHANGES IN UNITS:
Beginning units	23,882	26,922	890	690	1,454	2,191	631	815
Units purchased	26,025	7,890	184	347	59	178	321	159
Units redeemed	(19,416)	(10,930)	(88)	(147)	(724)	(915)	(129)	(343)

Ending units	30,491	23,882	986	890	789	1,454	823	631

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	ACVIP2		ACVI		ACVMV1		ACVU1
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,619	5,671	3,789	263	3,054	19,545	(158)	(776)
Realized gain (loss) on investments	(3,568)	6,686	(3,616)	(238)	237,533	101,655	2,031	10,862
Change in unrealized gain (loss) on investments	(36,887)	1,069	62,503	44,991	(1,943)	19,364	39,119	10,574
Reinvested capital gains	11,173	6,941	-	-	15,506	93,981	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(26,663)	20,367	62,676	45,016	254,150	234,545	40,992	20,660

Equity transactions:
Purchase payments received from contract owners (note 5a)	22,358	78,554	42,995	79,267	149,302	33,565	12,322	10,498
Transfers between subaccounts (including fixed account), net (note 5a)	-	-	-	-	-	-	-	4
Surrenders and Death Benefits (notes 3 and 5a)	(62,015)	(68,241)	(48,561)	(33,533)	(934,460)	(612,884)	(1,813)	(84,560)
Net policy repayments (loans) (note 4 and 5a)	342	(566)	-	-	(9,926)	25,851	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(22,481)	(28,335)	(10,703)	(9,449)	(40,507)	(48,839)	(9,345)	(9,794)
Adjustments to maintain reserves	44	(24)	(167)	84	155	(30)	(189)	(34)

Net equity transactions	(61,752)	(18,612)	(16,436)	36,369	(835,436)	(602,337)	975	(83,886)

Net change in contract owners’ equity	(88,415)	1,755	46,240	81,385	(581,286)	(367,792)	41,967	(63,226)
Contract owners’ equity beginning of period	325,146	323,391	285,053	203,668	1,314,512	1,682,304	111,526	174,752

Contract owners’ equity end of period	$236,731	325,146	331,293	285,053	733,226	1,314,512	153,493	111,526

CHANGES IN UNITS:
Beginning units	1,916	2,058	879	756	7,726	11,416	431	758
Units purchased	152	418	137	266	821	453	44	43
Units redeemed	(547)	(560)	(176)	(143)	(5,210)	(4,143)	(39)	(370)

Ending units	1,521	1,916	840	879	3,337	7,726	436	431

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	DVSCS		DCAP		DSC		FVCA2P
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$8,641	(4,784)	6,085	15,164	(365)	(358)	162	(85)
Realized gain (loss) on investments	350,971	(19,682)	10,377	59,586	6,220	241	(480)	(521)
Change in unrealized gain (loss) on investments	633,781	203,505	72,591	(15,364)	14,941	9,211	7,703	2,921
Reinvested capital gains	39,513	56,574	1,135	-	-	-	1,200	3,002

Net increase (decrease) in contract owners’ equity resulting from operations	1,032,906	235,613	90,188	59,386	20,796	9,094	8,585	5,317

Equity transactions:
Purchase payments received from contract owners (note 5a)	1,649,253	440,160	62,695	103,642	1,204	24,795	4,985	2,572
Transfers between subaccounts (including fixed account), net (note 5a)	(2)	-	(32)	7	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(602,533)	(130,280)	(44,762)	(272,991)	(13,887)	(29,095)	(14)	(8,133)
Net policy repayments (loans) (note 4 and 5a)	(15,863)	(18,802)	(2,331)	(17,214)	(2,708)	179	186	185
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(146,527)	(121,119)	(34,176)	(46,954)	(3,466)	(4,098)	(3,478)	(3,189)
Adjustments to maintain reserves	314	(50)	(395)	160	55	73	270	(277)

Net equity transactions	884,642	169,909	(19,001)	(233,350)	(18,802)	(8,146)	1,949	(8,842)

Net change in contract owners’ equity	1,917,548	405,522	71,187	(173,964)	1,994	948	10,534	(3,525)
Contract owners’ equity beginning of period	1,962,837	1,557,315	452,515	626,479	54,634	53,686	54,319	57,844

Contract owners’ equity end of period	$3,880,385	1,962,837	523,702	452,515	56,628	54,634	64,853	54,319

CHANGES IN UNITS:
Beginning units	8,058	7,172	2,071	3,103	293	250	282	316
Units purchased	5,066	2,060	333	652	10	181	34	18
Units redeemed	(2,554)	(1,174)	(358)	(1,684)	(113)	(138)	(18)	(52)

Ending units	10,570	8,058	2,046	2,071	190	293	298	282

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FQB		FEIP		FHIP		FAMP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$12,369	12,105	134,397	165,315	66,524	91,876	20,139	17,340
Realized gain (loss) on investments	1,017	731	(183,406)	(284,977)	165,114	(43,584)	(3,340)	(3,895)
Change in unrealized gain (loss) on investments	(12,081)	15,628	1,354,996	763,326	(144,505)	163,584	285,708	216,898
Reinvested capital gains	-	-	494,714	443,095	-	-	5,481	15,238

Net increase (decrease) in contract owners’ equity resulting from operations	1,305	28,464	1,800,701	1,086,759	87,133	211,876	307,988	245,581

Equity transactions:
Purchase payments received from contract owners (note 5a)	69,727	60,024	669,026	652,059	80,932	537,037	232,980	168,574
Transfers between subaccounts (including fixed account), net (note 5a)	-	(1)	911	(58)	-	(2)	1	(2)
Surrenders and Death Benefits (notes 3 and 5a)	(12,846)	(25,126)	(707,448)	(888,949)	(523,217)	(345,194)	(81,429)	(304,803)
Net policy repayments (loans) (note 4 and 5a)	(952)	47	(19,577)	(17,922)	(13,170)	(4,432)	(10,870)	(3,010)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(26,831)	(27,491)	(735,373)	(765,598)	(116,734)	(138,050)	(183,572)	(190,703)
Adjustments to maintain reserves	347	8	634	(598)	(109)	(183)	(96)	93

Net equity transactions	29,445	7,461	(791,827)	(1,021,066)	(572,298)	49,176	(42,986)	(329,851)

Net change in contract owners’ equity	30,750	35,925	1,008,874	65,693	(485,165)	261,052	265,002	(84,270)
Contract owners’ equity beginning of period	343,696	307,771	6,959,737	6,894,044	1,831,698	1,570,646	2,095,454	2,179,724

Contract owners’ equity end of period	$374,446	343,696	7,968,611	6,959,737	1,346,533	1,831,698	2,360,456	2,095,454

CHANGES IN UNITS:
Beginning units	1,751	1,742	13,588	15,604	4,376	4,363	4,808	5,554
Units purchased	500	357	1,402	1,607	201	1,181	602	481
Units redeemed	(359)	(348)	(2,559)	(3,623)	(1,401)	(1,168)	(690)	(1,227)

Ending units	1,892	1,751	12,431	13,588	3,176	4,376	4,720	4,808

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FNRS2		FEIS		FF10S		FF30S
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(147)	(64)	10,327	11,717	46	60	142	127
Realized gain (loss) on investments	11,446	17,816	6,032	(2,449)	274	274	79	1,277
Change in unrealized gain (loss) on investments	38,088	(11,301)	84,446	33,984	309	191	2,324	714
Reinvested capital gains	1,516	-	41,045	32,485	70	84	209	128

Net increase (decrease) in contract owners’ equity resulting from operations	50,903	6,451	141,850	75,737	699	609	2,754	2,246

Equity transactions:
Purchase payments received from contract owners (note 5a)	21,063	14,298	42,410	42,059	1,848	1,848	926	1,737
Transfers between subaccounts (including fixed account), net (note 5a)	-	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(20,349)	(44,239)	(9,519)	(13,485)	-	-	-	(5,648)
Net policy repayments (loans) (note 4 and 5a)	1,187	20,080	820	(2,003)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(17,561)	(23,060)	(42,968)	(44,551)	(2,603)	(2,367)	(348)	(1,859)
Adjustments to maintain reserves	(52)	84	17	(142)	5	110	(111)	92

Net equity transactions	(15,712)	(32,837)	(9,240)	(18,122)	(750)	(409)	467	(5,678)

Net change in contract owners’ equity	35,191	(26,386)	132,610	57,615	(51)	200	3,221	(3,432)
Contract owners’ equity beginning of period	218,402	244,788	530,389	472,774	5,969	5,769	13,134	16,566

Contract owners’ equity end of period	$253,593	218,402	662,999	530,389	5,918	5,969	16,355	13,134

CHANGES IN UNITS:
Beginning units	1,266	1,475	3,156	3,272	42	45	92	133
Units purchased	138	267	266	306	12	15	5	15
Units redeemed	(211)	(476)	(317)	(422)	(17)	(18)	(2)	(56)

Ending units	1,193	1,266	3,105	3,156	37	42	95	92

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FGP		FGS		FHIPR		FIGBP
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(44,892)	(13,151)	(2,568)	(1,063)	26,578	24,283	65,993	82,705
Realized gain (loss) on investments	485,781	558,940	15,822	1,885	3,374	13,186	483	169,771
Change in unrealized gain (loss) on investments	2,886,802	817,326	127,126	55,393	(3,955)	23,360	(257,679)	(116,074)
Reinvested capital gains	7,548	-	332	-	-	-	52,821	140,004

Net increase (decrease) in contract owners’ equity resulting from operations	3,335,239	1,363,115	140,712	56,215	25,997	60,829	(138,382)	276,406

Equity transactions:
Purchase payments received from contract owners (note 5a)	894,723	1,016,109	52,545	54,301	55,207	84,334	1,300,628	1,086,052
Transfers between subaccounts (including fixed account), net (note 5a)	(870)	(165)	(74)	-	-	1	-	(6)
Surrenders and Death Benefits (notes 3 and 5a)	(603,903)	(1,284,449)	(22,634)	(72,330)	11,430	(78,708)	(1,604,754)	(1,243,030)
Net policy repayments (loans) (note 4 and 5a)	(4,313)	(110,137)	(8,169)	(4,658)	(4,579)	(8,780)	(37,257)	1,040
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(1,126,135)	(1,175,449)	(35,000)	(36,744)	(41,682)	(37,631)	(503,525)	(513,790)
Adjustments to maintain reserves	279	(479)	12	(114)	126	(54)	(56)	345

Net equity transactions	(840,219)	(1,554,570)	(13,320)	(59,545)	20,502	(40,838)	(844,964)	(669,389)

Net change in contract owners’ equity	2,495,020	(191,455)	127,392	(3,330)	46,499	19,991	(983,346)	(392,983)
Contract owners’ equity beginning of period	9,792,453	9,983,908	406,721	410,051	492,589	472,598	5,301,968	5,694,951

Contract owners’ equity end of period	$12,287,473	9,792,453	534,113	406,721	539,088	492,589	4,318,622	5,301,968

CHANGES IN UNITS:
Beginning units	21,753	25,421	2,449	2,807	3,552	3,866	13,281	14,435
Units purchased	1,998	2,815	288	367	572	711	4,788	3,312
Units redeemed	(3,747)	(6,483)	(358)	(725)	(428)	(1,025)	(6,114)	(4,466)

Ending units	20,004	21,753	2,379	2,449	3,696	3,552	11,955	13,281

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FIGBS		FMCS		FOP		FOPR
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$877	768	(17,867)	(6,731)	14,623	23,357	14,552	27,185
Realized gain (loss) on investments	829	1,184	823,543	(4,898)	(66,019)	(236,209)	148,005	(65,598)
Change in unrealized gain (loss) on investments	(3,778)	(713)	43,185	204,016	585,278	553,279	465,695	423,404
Reinvested capital gains	683	1,404	498,897	289,302	7,789	6,172	9,050	7,486

Net increase (decrease) in contract owners’ equity resulting from operations	(1,389)	2,643	1,347,758	481,689	541,671	346,599	637,302	392,477

Equity transactions:
Purchase payments received from contract owners (note 5a)	9,352	9,941	1,677,894	529,740	141,644	109,793	202,569	307,178
Transfers between subaccounts (including fixed account), net (note 5a)	-	-	(9)	(3)	(2)	-	(2)	(119)
Surrenders and Death Benefits (notes 3 and 5a)	3,418	(4,240)	(2,504,172)	(810,797)	(147,241)	(213,898)	(289,884)	(239,145)
Net policy repayments (loans) (note 4 and 5a)	33	24	(39,926)	35,213	(3,912)	(14,508)	(3,026)	(4,283)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(7,099)	(7,541)	(176,565)	(166,882)	(172,871)	(186,897)	(179,709)	(182,756)
Adjustments to maintain reserves	25	(78)	(83)	(96)	340	14	137	(167)

Net equity transactions	5,729	(1,894)	(1,042,861)	(412,825)	(182,042)	(305,496)	(269,915)	(119,292)

Net change in contract owners’ equity	4,340	749	304,897	68,864	359,629	41,103	367,387	273,185
Contract owners’ equity beginning of period	53,149	52,400	3,664,811	3,595,947	1,899,181	1,858,078	2,285,337	2,012,152

Contract owners’ equity end of period	$57,489	53,149	3,969,708	3,664,811	2,258,810	1,899,181	2,652,724	2,285,337

CHANGES IN UNITS:
Beginning units	343	355	11,124	11,801	4,913	5,754	16,474	17,378
Units purchased	92	79	5,014	2,113	376	384	1,602	2,980
Units redeemed	(54)	(91)	(6,990)	(2,790)	(877)	(1,225)	(3,307)	(3,884)

Ending units	381	343	9,148	11,124	4,412	4,913	14,769	16,474

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FOS		FOSR		FVSS		FTVRDI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$24	40	1,641	2,808	313	(755)	17,718	12,093
Realized gain (loss) on investments	15	(15)	(2,538)	(11,734)	64,024	17,386	172,814	1,398
Change in unrealized gain (loss) on investments	982	533	73,189	49,541	26,883	73,269	172,324	101,303
Reinvested capital gains	16	11	1,104	822	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,037	569	73,396	41,437	91,220	89,900	362,856	114,794

Equity transactions:
Purchase payments received from contract owners (note 5a)	177	184	34,126	38,878	24,810	20,342	774,443	230,332
Transfers between subaccounts (including fixed account), net (note 5a)	-	-	(46)	-	-	-	(2)	(3)
Surrenders and Death Benefits (notes 3 and 5a)	-	-	(11,342)	(17,939)	(132,336)	(21,850)	(455,428)	(94,662)
Net policy repayments (loans) (note 4 and 5a)	-	-	(2,322)	1,064	426	507	(10,575)	(5,134)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(90)	(183)	(21,362)	(20,888)	(21,765)	(26,676)	(91,635)	(85,780)
Adjustments to maintain reserves	(102)	1	40	(40)	(290)	24	(3)	47

Net equity transactions	(15)	2	(906)	1,075	(129,155)	(27,653)	216,800	44,800

Net change in contract owners’ equity	1,022	571	72,490	42,512	(37,935)	62,247	579,656	159,594
Contract owners’ equity beginning of period	3,477	2,906	252,022	209,510	412,216	349,969	1,137,199	977,605

Contract owners’ equity end of period	$4,499	3,477	324,512	252,022	374,281	412,216	1,716,855	1,137,199

CHANGES IN UNITS:
Beginning units	18	18	1,832	1,824	1,405	1,523	5,049	4,854
Units purchased	-	1	256	339	74	88	2,154	1,026
Units redeemed	-	(1)	(264)	(331)	(369)	(206)	(1,573)	(831)

Ending units	18	18	1,824	1,832	1,110	1,405	5,630	5,049

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	FTVSVI		FTVDM3		TIF		FTVGI3
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$11,331	7,647	1,860	1,337	6,521	10,177	65,828	77,628
Realized gain (loss) on investments	185,077	176,738	6,359	2,546	37,855	12,533	(41,276)	37,871
Change in unrealized gain (loss) on investments	271,374	196,906	(10,583)	19,476	34,252	55,493	(32,299)	81,575
Reinvested capital gains	25,330	-	-	-	-	-	20,313	2,237

Net increase (decrease) in contract owners’ equity resulting from operations	493,112	381,291	(2,364)	23,359	78,628	78,203	12,566	199,311

Equity transactions:
Purchase payments received from contract owners (note 5a)	84,407	73,851	5,265	7,142	37,450	86,122	718,870	310,283
Transfers between subaccounts (including fixed account), net (note 5a)	(7)	(8)	-	-	-	1	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(1,140,533)	(917,102)	(35,168)	(20,405)	(216,961)	(146,107)	(585,316)	(503,986)
Net policy repayments (loans) (note 4 and 5a)	(2,089)	35,572	(1,720)	6,006	(571)	-	(7,514)	32,706
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(89,559)	(111,256)	(13,062)	(15,373)	(20,445)	(24,311)	(91,952)	(64,129)
Adjustments to maintain reserves	(31)	(72)	16	(101)	216	(237)	32	(95)

Net equity transactions	(1,147,812)	(919,015)	(44,669)	(22,731)	(200,311)	(84,532)	34,120	(225,221)

Net change in contract owners’ equity	(654,700)	(537,724)	(47,033)	628	(121,683)	(6,329)	46,686	(25,910)
Contract owners’ equity beginning of period	2,007,455	2,545,179	204,160	203,532	472,985	479,314	1,497,990	1,523,900

Contract owners’ equity end of period	$1,352,755	2,007,455	157,127	204,160	351,302	472,985	1,544,676	1,497,990

CHANGES IN UNITS:
Beginning units	7,161	10,414	1,120	1,254	1,135	1,347	7,790	9,050
Units purchased	294	573	123	123	86	218	4,063	1,875
Units redeemed	(3,738)	(3,826)	(366)	(257)	(514)	(430)	(3,890)	(3,135)

Ending units	3,717	7,161	877	1,120	707	1,135	7,963	7,790

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AMTB		AMCG		AMTP		AMFAS
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$15,967	24,149	(549)	(1,262)	5,475	(2,100)	(167)	(128)
Realized gain (loss) on investments	(4,060)	(700)	21,461	17,608	43,211	33,507	493	383
Change in unrealized gain (loss) on investments	(12,740)	17,663	6,249	2,342	232,603	106,396	8,028	1,031
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(833)	41,112	27,161	18,688	281,289	137,803	8,354	1,286

Equity transactions:
Purchase payments received from contract owners (note 5a)	86,732	63,826	11,695	58,460	48,042	50,395	2,475	1,292
Transfers between subaccounts (including fixed account), net (note 5a)	-	(19)	-	4	1	(3)	-	-
Surrenders and Death Benefits (notes 3 and 5a)	5,404	(53,631)	(118,010)	(14,108)	(27,606)	(42,242)	-	-
Net policy repayments (loans) (note 4 and 5a)	7,860	4,987	4,218	(37,279)	2,377	4,148	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(64,095)	(79,231)	(8,991)	(8,574)	(91,004)	(94,089)	(813)	(789)
Adjustments to maintain reserves	409	(250)	(250)	14	(117)	(88)	108	34

Net equity transactions	36,310	(64,318)	(111,338)	(1,483)	(68,307)	(81,879)	1,770	537

Net change in contract owners’ equity	35,477	(23,206)	(84,177)	17,205	212,982	55,924	10,124	1,823
Contract owners’ equity beginning of period	1,049,719	1,072,925	172,486	155,281	961,507	905,583	17,764	15,941

Contract owners’ equity end of period	$1,085,196	1,049,719	88,309	172,486	1,174,489	961,507	27,888	17,764

CHANGES IN UNITS:
Beginning units	3,795	4,123	368	370	3,427	3,739	130	126
Units purchased	477	363	30	132	166	217	16	11
Units redeemed	(360)	(691)	(255)	(134)	(380)	(529)	(5)	(7)

Ending units	3,912	3,795	143	368	3,213	3,427	141	130

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AMSRS		OVGS3		OVGS		OVGI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,698)	(9,569)	7,997	16,675	13,113	34,897	1,423	1,004
Realized gain (loss) on investments	162,609	(35,979)	21,439	(31,094)	122,175	(45,184)	8,105	(18,622)
Change in unrealized gain (loss) on investments	105,706	227,918	351,164	248,944	268,280	430,495	85,882	75,184
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	266,617	182,370	380,600	234,525	403,568	420,208	95,410	57,566

Equity transactions:
Purchase payments received from contract owners (note 5a)	35,051	32,002	562,830	146,987	50,435	41,639	48,825	21,810
Transfers between subaccounts (including fixed account), net (note 5a)	(16)	1	(64)	(2)	-	(3)	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(1,300,770)	(884,598)	(115,047)	(136,611)	(760,300)	(1,266,675)	(13,014)	(147,142)
Net policy repayments (loans) (note 4 and 5a)	(2,295)	97,016	(17,077)	(2,856)	(3,542)	(220)	1,422	(279)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(23,310)	(46,676)	(96,872)	(95,968)	(41,682)	(55,665)	(27,521)	(27,469)
Adjustments to maintain reserves	(89)	8	(54)	(19)	429	(266)	(39)	150

Net equity transactions	(1,291,429)	(802,247)	333,716	(88,469)	(754,660)	(1,281,190)	9,673	(152,930)

Net change in contract owners’ equity	(1,024,812)	(619,877)	714,316	146,056	(351,092)	(860,982)	105,083	(95,364)
Contract owners’ equity beginning of period	1,405,409	2,025,286	1,354,042	1,207,986	1,788,996	2,649,978	303,320	398,684

Contract owners’ equity end of period	$380,597	1,405,409	2,068,358	1,354,042	1,437,904	1,788,996	408,403	303,320

CHANGES IN UNITS:
Beginning units	7,202	10,856	8,038	8,628	4,755	8,428	1,699	2,395
Units purchased	124	898	3,053	1,111	121	126	217	176
Units redeemed	(5,933)	(4,552)	(1,376)	(1,701)	(1,835)	(3,799)	(225)	(872)

Ending units	1,393	7,202	9,715	8,038	3,041	4,755	1,691	1,699

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	OVSC		OVSB		PMVFBA		PMVLDA
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$428	(644)	3,904	(373)	1,110	14,367	10,165	24,297
Realized gain (loss) on investments	94,334	28,023	2,069	44	6,972	1,403	22,341	6,800
Change in unrealized gain (loss) on investments	26,914	38,057	(8,853)	5,183	(27,212)	(8,436)	(45,528)	72,576
Reinvested capital gains	4,093	-	-	-	850	7,352	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	125,769	65,436	(2,880)	4,854	(18,280)	14,686	(13,022)	103,673

Equity transactions:
Purchase payments received from contract owners (note 5a)	89,148	20,705	12,478	305,060	89,559	809	258,296	170,918
Transfers between subaccounts (including fixed account), net (note 5a)	(6)	-	-	-	(2)	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(200,794)	(89,124)	(182,412)	(11,694)	(85,508)	(578)	(804,293)	(445,075)
Net policy repayments (loans) (note 4 and 5a)	(18,019)	12,734	-	-	(262,522)	-	(262,177)	61,947
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(19,196)	(21,223)	(12,934)	(2,996)	(7,798)	(1,718)	(57,825)	(54,528)
Adjustments to maintain reserves	(267)	(69)	(145)	106	51	(84)	91	(33)

Net equity transactions	(149,134)	(76,977)	(183,013)	290,476	(266,220)	(1,571)	(865,908)	(266,771)

Net change in contract owners’ equity	(23,365)	(11,541)	(185,893)	295,330	(284,500)	13,115	(878,930)	(163,098)
Contract owners’ equity beginning of period	398,876	410,417	295,330	-	325,828	312,713	2,059,790	2,222,888

Contract owners’ equity end of period	$375,511	398,876	109,437	295,330	41,328	325,828	1,180,860	2,059,790

CHANGES IN UNITS:
Beginning units	1,587	1,873	2,536	-	2,437	2,449	17,011	19,287
Units purchased	224	166	166	2,683	823	55	2,943	2,620
Units redeemed	(822)	(452)	(1,642)	(147)	(2,927)	(67)	(10,115)	(4,896)

Ending units	989	1,587	1,060	2,536	333	2,437	9,839	17,011

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	PVGIB		PVTIGB		PVTVB		ACEG
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$1,942	1,178	390	690	72	(501)	(211)	(371)
Realized gain (loss) on investments	13,689	(104)	(775)	(4,334)	2,702	(31)	1,084	(192)
Change in unrealized gain (loss) on investments	47,067	22,469	13,596	13,222	40,318	32,665	22,455	(1,649)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	62,698	23,543	13,211	9,578	43,092	32,133	23,328	(2,212)

Equity transactions:
Purchase payments received from contract owners (note 5a)	18,220	42,078	191	42	8,779	15,875	9,360	83,318
Transfers between subaccounts (including fixed account), net (note 5a)	-	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(32,802)	(1,245)	-	(6,303)	(18,491)	(160,104)	(20,635)	(676)
Net policy repayments (loans) (note 4 and 5a)	1,780	1,326	-	-	1,378	464	2	(3)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(7,346)	(7,050)	(3,021)	(2,529)	(4,413)	(6,313)	(7,133)	(3,255)
Adjustments to maintain reserves	177	(85)	175	(49)	189	(5)	(6)	(51)

Net equity transactions	(19,971)	35,024	(2,655)	(8,839)	(12,558)	(150,083)	(18,412)	79,333

Net change in contract owners’ equity	42,727	58,567	10,556	739	30,534	(117,950)	4,916	77,121
Contract owners’ equity beginning of period	183,910	125,343	49,867	49,128	101,777	219,727	77,121	-

Contract owners’ equity end of period	$226,637	183,910	60,423	49,867	132,311	101,777	82,037	77,121

CHANGES IN UNITS:
Beginning units	1,125	974	232	264	538	989	791	-
Units purchased	117	259	1	3	52	124	83	842
Units redeemed	(136)	(108)	(12)	(35)	(69)	(575)	(270)	(51)

Ending units	1,106	1,125	221	232	521	538	604	791

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	AVBVI		TRHS2		VWBF		VWEM
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$27	27	(2,298)	(671)	9,899	6,690	19,862	(14,994)
Realized gain (loss) on investments	557	2,702	41,219	1,672	(6,397)	1,584	400,118	124,040
Change in unrealized gain (loss) on investments	656	(1,259)	54,589	15,269	(71,367)	15,178	(130,634)	351,262
Reinvested capital gains	-	-	22,564	2,881	126	7,136	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,240	1,470	116,074	19,151	(67,739)	30,588	289,346	460,308

Equity transactions:
Purchase payments received from contract owners (note 5a)	763	558	349,454	108,623	473,339	315,383	1,191,562	1,158,894
Transfers between subaccounts (including fixed account), net (note 5a)	-	-	-	-	-	-	(2)	(61)
Surrenders and Death Benefits (notes 3 and 5a)	(1,783)	(8,542)	(87,676)	2,780	2,251	(38,174)	(670,120)	(287,267)
Net policy repayments (loans) (note 4 and 5a)	-	-	(1,569)	(54)	(4,206)	1,316	(8,984)	6,750
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(149)	(481)	(23,555)	(9,450)	(67,274)	(64,227)	(190,422)	(178,338)
Adjustments to maintain reserves	108	(98)	(10)	55	126	(348)	688	(286)

Net equity transactions	(1,061)	(8,563)	236,644	101,954	404,236	213,950	322,722	699,692

Net change in contract owners’ equity	179	(7,093)	352,718	121,105	336,497	244,538	612,068	1,160,000
Contract owners’ equity beginning of period	4,057	11,150	161,922	40,817	758,940	514,402	2,589,216	1,429,216

Contract owners’ equity end of period	$4,236	4,057	514,640	161,922	1,095,437	758,940	3,201,284	2,589,216

CHANGES IN UNITS:
Beginning units	14	45	1,074	352	2,078	1,155	6,398	3,984
Units purchased	2	2	1,769	809	1,742	1,204	2,161	3,718
Units redeemed	(5)	(33)	(558)	(87)	(311)	(281)	(1,848)	(1,304)

Ending units	11	14	2,285	1,074	3,509	2,078	6,711	6,398

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VWHA		VVEI		VVHYB		VVMCI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$4,877	795	5,388	5,326	8,280	12,910	897	1,354
Realized gain (loss) on investments	(166,485)	(142,009)	3,480	(8,986)	4,520	20,964	21,171	(14,706)
Change in unrealized gain (loss) on investments	304,307	(31,672)	86,753	44,251	(5,942)	(7,153)	183,945	88,762
Reinvested capital gains	50,548	168,981	-	-	-	-	27,016	20,369

Net increase (decrease) in contract owners’ equity resulting from operations	193,247	(3,905)	95,621	40,591	6,858	26,721	233,029	95,779

Equity transactions:
Purchase payments received from contract owners (note 5a)	127,190	1,720,763	28,286	39,036	15,702	16,692	59,098	66,957
Transfers between subaccounts (including fixed account), net (note 5a)	(6)	3	-	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(1,335,762)	(724,731)	(38,416)	(21,808)	22,320	(86,395)	(65,955)	(39,452)
Net policy repayments (loans) (note 4 and 5a)	(9,957)	16,523	(5,164)	(6,357)	(45)	(178)	(7,587)	(3,625)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(129,847)	(147,627)	(27,318)	(29,968)	(13,474)	(15,460)	(50,750)	(46,367)
Adjustments to maintain reserves	(164)	423	(10)	49	106	(27)	47	(66)

Net equity transactions	(1,348,546)	865,354	(42,622)	(19,048)	24,609	(85,368)	(65,147)	(22,553)

Net change in contract owners’ equity	(1,155,299)	861,449	52,999	21,543	31,467	(58,647)	167,882	73,226
Contract owners’ equity beginning of period	2,748,463	1,887,014	359,125	337,582	201,028	259,675	723,591	650,365

Contract owners’ equity end of period	$1,593,164	2,748,463	412,124	359,125	232,495	201,028	891,473	723,591

CHANGES IN UNITS:
Beginning units	4,527	2,133	1,915	2,022	1,051	1,537	3,184	3,283
Units purchased	297	4,073	164	246	235	120	250	354
Units redeemed	(2,536)	(1,679)	(373)	(353)	(110)	(606)	(499)	(453)

Ending units	2,288	4,527	1,706	1,915	1,176	1,051	2,935	3,184

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VVHGB		WRASP		SVDF		SVOF
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$2,899	3,371	1,792	1,628	(1,459)	(1,449)	(395)	(524)
Realized gain (loss) on investments	2,290	2,375	52,703	6,642	20,003	78,289	1,086	9,455
Change in unrealized gain (loss) on investments	(13,445)	(1,542)	15,462	62,008	55,186	(31,047)	21,903	3,992
Reinvested capital gains	2,089	1,743	-	-	6,223	-	-	37

Net increase (decrease) in contract owners’ equity resulting from operations	(6,167)	5,947	69,957	70,278	79,953	45,793	22,594	12,960

Equity transactions:
Purchase payments received from contract owners (note 5a)	8,653	13,429	113,468	14,657	6,278	10,589	5,696	5,288
Transfers between subaccounts (including fixed account), net (note 5a)	-	-	-	-	-	-	-	(1)
Surrenders and Death Benefits (notes 3 and 5a)	6,495	910	(315,837)	(33,418)	(16,691)	(139,438)	(3,170)	(40,417)
Net policy repayments (loans) (note 4 and 5a)	(1,578)	(1,312)	(8,929)	1,507	(1,920)	1,718	426	416
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(13,912)	(14,162)	(12,546)	(15,390)	(15,724)	(20,504)	(3,343)	(3,993)
Adjustments to maintain reserves	(58)	43	70	(19)	16	133	(22)	(47)

Net equity transactions	(400)	(1,092)	(223,774)	(32,663)	(28,041)	(147,502)	(413)	(38,754)

Net change in contract owners’ equity	(6,567)	4,855	(153,817)	37,615	51,912	(101,709)	22,181	(25,794)
Contract owners’ equity beginning of period	204,394	199,539	428,524	390,909	196,260	297,969	75,764	101,558

Contract owners’ equity end of period	$197,827	204,394	274,707	428,524	248,172	196,260	97,945	75,764

CHANGES IN UNITS:
Beginning units	1,354	1,362	3,063	3,305	956	1,696	234	360
Units purchased	227	174	754	140	30	77	17	22
Units redeemed	(227)	(182)	(2,236)	(382)	(143)	(817)	(18)	(148)

Ending units	1,354	1,354	1,581	3,063	843	956	233	234

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	WFVSCG		VWBFR		OVHI3		FTVFA2
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$(1,251)	(1,888)	-	5,032	-	29,118	-	289
Realized gain (loss) on investments	12,655	(5,653)	-	3,391	-	(51,043)	-	1,371
Change in unrealized gain (loss) on investments	46,379	12,176	-	(6,331)	-	40,718	-	(1,050)
Reinvested capital gains	7,249	11,966	-	3,574	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	65,032	16,601	-	5,666	-	18,793	-	610

Equity transactions:
Purchase payments received from contract owners (note 5a)	14,068	7,528	-	6,650	-	186,332	-	-
Transfers between subaccounts (including fixed account), net (note 5a)	-	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	(140,968)	(66,272)	-	(272,678)	-	(292,112)	-	(11,390)
Net policy repayments (loans) (note 4 and 5a)	(729)	(1,170)	-	323	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	(4,503)	(7,670)	-	(6,199)	-	(9,223)	-	(81)
Adjustments to maintain reserves	(66)	24	-	(11)	-	19	-	(35)

Net equity transactions	(132,198)	(67,560)	-	(271,915)	-	(114,984)	-	(11,506)

Net change in contract owners’ equity	(67,166)	(50,959)	-	(266,249)	-	(96,191)	-	(10,896)
Contract owners’ equity beginning of period	202,585	253,544	-	266,249	-	96,191	-	10,896

Contract owners’ equity end of period	$135,419	202,585	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	1,209	1,620	-	1,747	-	3,342	-	119
Units purchased	78	111	-	53	-	5,087	-	-
Units redeemed	(745)	(522)	-	(1,800)	-	(8,429)	-	(119)

Ending units	542	1,209	-	-	-	-	-	-

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	JAGTS2		JAIGS2		AVCA		AVCDI
	2013	2012	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	(184)	-	(14,769)	-	(177)	-	(434)
Realized gain (loss) on investments	-	2,330	-	(754,687)	-	11,546	-	17,657
Change in unrealized gain (loss) on investments	-	7,666	-	1,471,469	-	(1,297)	-	5,625
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	9,812	-	702,013	-	10,072	-	22,848

Equity transactions:
Purchase payments received from contract owners (note 5a)	-	49,840	-	41,015	-	4,422	-	4,087
Transfers between subaccounts (including fixed account), net (note 5a)	-	-	-	-	-	-	-	-
Surrenders and Death Benefits (notes 3 and 5a)	-	(107,542)	-	(6,045,151)	-	(79,603)	-	(188,713)
Net policy repayments (loans) (note 4 and 5a)	-	125	-	52,822	-	19	-	(358)
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	-	(3,202)	-	(59,245)	-	(1,510)	-	(5,111)
Adjustments to maintain reserves	-	44	-	(241)	-	45	-	(75)

Net equity transactions	-	(60,735)	-	(6,010,800)	-	(76,627)	-	(190,170)

Net change in contract owners’ equity	-	(50,923)	-	(5,308,787)	-	(66,555)	-	(167,322)
Contract owners’ equity beginning of period	-	50,923	-	5,308,787	-	66,555	-	167,322

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	348	-	27,235	-	557	-	930
Units purchased	-	293	-	435	-	35	-	20
Units redeemed	-	(641)	-	(27,670)	-	(592)	-	(950)

Ending units	-	-	-	-	-	-	-	-

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2013 and 2012

	VWEMR		VWHAR		OVHI
	2013	2012	2013	2012	2013	2012
Investment activity:
Net investment income (loss)	$-	(1,924)	-	(4,105)	-	1,649
Realized gain (loss) on investments	-	164,927	-	(65,195)	-	(14,678)
Change in unrealized gain (loss) on investments	-	(31,588)	-	34,672	-	14,200
Reinvested capital gains	-	-	-	118,116	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	131,415	-	83,488	-	1,171

Equity transactions:
Purchase payments received from contract owners (note 5a)	-	19,428	-	12,990	-	-
Transfers between subaccounts (including fixed account), net (note 5a)	-	-	-	(1)	-	-
Surrenders and Death Benefits (notes 3 and 5a)	-	(815,503)	-	(1,663,791)	-	(10,358)
Net policy repayments (loans) (note 4 and 5a)	-	223	-	6,128	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 5c and 5d)	-	(20,016)	-	(19,949)	-	(771)
Adjustments to maintain reserves	-	(5)	-	42	-	8

Net equity transactions	-	(815,873)	-	(1,664,581)	-	(11,121)

Net change in contract owners’ equity	-	(684,458)	-	(1,581,093)	-	(9,950)
Contract owners’ equity beginning of period	-	684,458	-	1,581,093	-	9,950

Contract owners’ equity end of period	$-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	3,176	-	5,282	-	260
Units purchased	-	83	-	97	-	1
Units redeemed	-	(3,259)	-	(5,379)	-	(261)

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2013

(1) Organization

The Nationwide Provident VLI Separate Account A (the Account) was established by Nationwide Life and Annuity Company of America or NLACA under the provisions of Delaware law and commenced operations on February 1, 1995. On December 31, 2009 NLACA merged with Nationwide Life and Annuity Insurance Company (NLAIC or the Company) with NLAIC as the surviving entity. The Account is an investment account to which assets are allocated to support the benefits payable under flexible premium adjustable variable life insurance policies (the Policies).

The Account is structured as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALGER AMERICAN FUNDS

Small Cap Growth Portfolio: Class I-2 Shares (AASCO)

BLACKROCK FUNDS

Global Allocation V.I. Fund - Class II (MLVGA2)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

JANUS FUNDS

Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Investors Growth Stock Series - Initial Class (MIGIC)

Value Series - Initial Class (MVFIC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

Federated NVIT High Income Bond Fund - Class III (HIBF3)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT Emerging Markets Fund - Class III (GEM3)

NVIT International Equity Fund - Class III (GIG3)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class IV (TRF4)

NVIT Government Bond Fund - Class I (GBF)

NVIT Government Bond Fund - Class IV (GBF4)

American Century NVIT Growth Fund - Class IV (CAF4)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)*

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager International Value Fund - Class III (GVDIV3)

NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)

NVIT Multi-Manager Small Company Fund - Class IV (SCF4)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT S&P 500 Index Fund - Class IV (GVEX4)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class IV (EIF4)

NVIT Real Estate Fund - Class I (NVRE1)

NVIT Money Market Fund - Class IV (SAM4)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

(Continued)

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2013

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

American Century VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)*

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)*

VP Vista(SM) Fund - Class I (ACVVS1)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Managed Tail Risk Fund II: Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)

High Income Portfolio - Initial Class (FHIP)

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Contrafund(R) Portfolio - Initial Class (FCP)*

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)*

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Growth Portfolio - Initial Class (FGP)

VIP Growth Portfolio - Service Class (FGS)

VIP High Income Portfolio - Initial Class R (FHIPR)

VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Initial Class (FOP)

VIP Overseas Portfolio - Initial Class R (FOPR)

VIP Overseas Portfolio - Service Class (FOS)

VIP Overseas Portfolio - Service Class R (FOSR)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)

Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)

Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Global Bond Securities Fund - Class 3 (FTVGI3)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)*

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

International Portfolio - S Class Shares (AMINS)*

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S (AMRS)*

Small-Cap Growth Portfolio - S Class Shares (AMFAS)

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Global Securities Fund/VA - Class 3 (OVGS3)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Low Duration Portfolio - Administrative Class (PMVLDA)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

Putnam VT Growth and Income Fund - Class IB (PVGIB)

Putnam VT International Equity Fund - Class IB (PVTIGB)

Putnam VT Voyager Fund - Class IB (PVTVB)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)

T. ROWE PRICE

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio - II (TRLT2)*

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Variable Insurance Fund - Equity Income Portfolio (VVEI)

Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)

Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

WELLS FARGO FUNDS

Advantage VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

(Continued)

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2013

*At December 31, 2013, contract owners were not invested in the fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 5).

Net premiums from in force policies are allocated to the subaccounts in accordance with contract owner instructions and are recorded as contract owners’ net premiums in the Statements of Changes inContract Owners’ Equity. Such amounts are used to provide money to pay benefits under the policies. The Account’s assets are the property of the Company.

Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of the Company’s general account.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(2) Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Account in the financial statements.

(a) Investment Valuation

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2013 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(b) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(c) Estimates

The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and policy transactions during the reporting period. Actual results could differ from those estimates.

(d) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(e) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(3) Death Benefits

Death benefit proceeds result in a redemption of policy value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by the Company’s general account.

(4) Policy Loans

Policy provisions allow contract owners to borrow up to the policy’s non-loaned surrender value. Interest is charged on the outstanding loan and is due and payable at the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.

At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(5) Expense and Related Party Transactions

(a) Deductions from Premiums

The Company makes certain deductions from premiums before amounts are allocated to each subaccount selected by the contract owner. The deductions may include (1) state premium taxes (0—4% of premium payments depending on the Insured state of residence), (2) sales charges in policy years 1 -15 5% per premium payment will be deducted. After year 15 there is no intent to continue the charge, but reserve the right to do so and (3) Federal tax charges (1.25—6% of premiums). Premiums adjusted for these deductions are recorded as net premiums in the Statements of Changes in net assets.

For the period ended December 31, 2013 and 2012 total front-end sales charge deductions were $ 393,605 and and $ 432,167 was recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2013 and 2012, total transfers to the Account from the fixed account were $24,692,972 and $19,151,879, respectively, and total transfers from the Account to the fixed account were $26,815,049 and $20,061,381, respectively. Transfers from the Account to the fixed account, and transfers to the Account from the fixed account are included in transfers between subaccounts (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

(Continued)

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2013

(b) Mortality and Expense Charges

In addition to the aforementioned charges, a daily charge will be deducted from the Account for mortality and expense risks assumed by the Company. The charge is deducted at an annual rate of 0.65% to 0.95% of the average daily net assets of the Account. These charges are assessed through the daily unit value calculation. For NLICA Options Elite contracts, this charge is referred to as the Insurance Charge.

(c) Cost of Insurance

Each subaccount is also charged monthly by the Company for the cost of insurance protection, which is based on a number of variables such as issue age, sex, premium class, policy year and net amount at risk (death benefit less total policy account value). The amount of the charge is computed based upon the amount of insurance provided during the year and the insured’s attained age. The cost of insurance charge is assessed monthly against each policy by liquidating units.

(d) Administrative Charges

Additional recurring monthly deductions may be made for (1) administrative charges (for NLIAC Options Elite, NLAIC Options VL, NLAIC Options Premier and NLIAC Survivor Options contracts the fee is $11.00 [$9.50 in New York] and for all other contracts the fee is $7.50), (2) first year policy charges ($5 - $17.50); some policies deduct an initial administrative charge based on the initial Face Amount Value as follows:

The initial administrative charge is $17.50 plus an amount per $1,000 of Face Amount as follows:

$0.11	per $1,000 on the first million of Face Amount
$0.09	per $1,000 on the next million of Face Amount
$0.07	per $1,000 on the next million of Face Amount
$0.05	per $1,000 on the next million of Face Amount
$0.03	per $1,000 on the next million of Face Amount

$0 on the excess Face Amount over $5 million

and (3) supplementary charges, for both the first year policy charges and the monthly administrative charge, (ranging from $0 - $0.11 per $1,000 of face amount). Optional monthly deductions for additional riders may be made for (1) disability benefit waiver benefit which waives monthly deductions in the event of disability ($.01 - $1.76 per $1,000 of net amount at risk), (2) disability waiver of premium benefit waives agreed upon premium in the event of disability (2% to 23.2% of agreed upon premium amount), (3) children’s term insurance rider which provides a death benefit for a covered child ($.52 per $1,000 of coverage), (4) additional insurance benefit rider or term insurance rider ($.02 - $115.10 per $1,000 of coverage for single life policies and $0 - $20.79 for survivorship policies), (5) convertible term life insurance rider for term insurance on someone other than the primary insured individual ($.06 - $113.17 per $1,000 of rider coverage), (6) minimum death benefit which guarantees a death benefit if specified premiums are paid ($.01 per $1,000 of Guaranteed Minimum Death Benefit), (7) long term care accelerated benefit which pays an accelerated death benefit in the event of a covered illness ($.02 - $3.24 per $1,000 of net amount at risk), (8) long term care waiverbenefit waives monthly deductions in the event of a covered illness ($.01 - $3.47 per $1,000 of net amount at risk), (9) long term care extended insurance benefit rider provides additional benefits after accelerated benefits are exhausted ($.01 - $8.72 per $1,000 of rider coverage) and (10) Four years survivorship term life insurance provides additional death benefits in the first four years of the policy ($.03 - $.15 per $1,000 of rider coverage). A face amount increase charge is made upon an increase in face amount ($60-$100 plus $0.50-$1 per $1,000 of face amount increase). During any given policy year, the first twelve transfers by a contract owner of amounts in the subaccounts are free of charge.

A fee of $25 is assessed for each additional transfer. These fees are assessed against each policy by liquidating period. If a policy is cancelled within certain time constraints, the contract owner will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross. premiums paid on the policy and will not reflect investment experience.

If a policy is surrendered or lapses within the first 10-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge is assessed. The deferred administrative charge ranges from $1.00-$5.00 per $1,000 face amount. The deferred sales load charge ranges from 7-35% of premiums paid up to the sales surrender cap. A deferred sales charge will be imposed if a policy is surrendered or lapses at any time within 10-15 years after the effective date of an increase in face amount (similar charges applied for surrenders/lapses for the initial face amount are applied to the premiums related to the increase in face amount). The deferred sales charge will not exceed the Maximum Deferred Sales Charges specified in the Policy. The Maximum Deferred Sales Charge decreases by 20% of the original amount each year in Policy Years 12 through 15. A portion of the deferred sales charge will be deducted if the related increment of face amount is decreased within 10-15 years after such increase took effect. These charges are included with administrative charges in the Statements of Changes in Contract Owners’ Equity and are assessed against each policy by liquidating units.

Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. These amounts are paid directly to the fund company, and are shown as an investment expense in the Statements of Operations.

The Company, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the policies. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the policies and other policies issued by the Company (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay the Company more than others. The Company also may receive 12b-1 fees.

(6) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 - Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 - Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2013.

(Continued)

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2013

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$164,576,324	$0	$0	$164,576,324

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2013 are as follows:

		Purchases of Investments		Sales of Investments
Small Cap Growth Portfolio: Class I-2 Shares ( AASCO)	$	705,494	$	660,017
Global Allocation V.I. Fund - Class II ( MLVGA2)		669,176		145,565
Stock Index Fund, Inc. - Initial Shares ( DSIF)		2,376,968		353,616
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares ( IVKMG1)		15,095		31,925
Janus Aspen Series - Balanced Portfolio - Service Shares ( JABS)		229,078		422,565
Janus Aspen Series - Forty Portfolio - Service Shares ( JACAS)		37,756		196,474
Janus Aspen Series - Global Technology Portfolio - Service Shares ( JAGTS)		15,803		60,962
Janus Aspen Series - Overseas Portfolio - Service Shares ( JAIGS)		224,854		3,044,788
Investors Growth Stock Series - Initial Class ( MIGIC)		28,307		12,657
Value Series - Initial Class ( MVFIC)		840,580		4,105,984
Core Plus Fixed Income Portfolio - Class I ( MSVFI)		337,638		37,886
Emerging Markets Debt Portfolio - Class I ( MSEM)		19,952		9,803
U.S. Real Estate Portfolio - Class I ( MSVRE)		84,611		594,654
American Century NVIT Multi Cap Value Fund - Class I ( NVAMV1)		92,010		134,385
American Funds NVIT Asset Allocation Fund - Class II ( GVAAA2)		13,996		119,474
American Funds NVIT Bond Fund - Class II ( GVABD2)		4,176		31,206
American Funds NVIT Global Growth Fund - Class II ( GVAGG2)		34,511		8,292
American Funds NVIT Growth Fund - Class II ( GVAGR2)		31,728		58,262
American Funds NVIT Growth-Income Fund - Class II ( GVAGI2)		4,705		2,596
Federated NVIT High Income Bond Fund - Class I ( HIBF)		388,150		65,877
Federated NVIT High Income Bond Fund - Class III ( HIBF3)		20,193		18,275
NVIT Emerging Markets Fund - Class I ( GEM)		23,752		71,259
NVIT Emerging Markets Fund - Class III ( GEM3)		32,344		82,970
NVIT International Equity Fund - Class III ( GIG3)		33,148		9,115
Variable Insurance Trust: NVIT International Equity Fund - Class VI ( NVIE6)		994		19,124
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I ( NVNMO1)		18,753		33,610
Neuberger Berman NVIT Socially Responsible Fund - Class II ( NVNSR2)		14,408		392,548
NVIT Cardinal Aggressive Fund - Class I ( NVCRA1)		2,286		328
NVIT Cardinal Balanced Fund - Class I ( NVCRB1)		6,581		19,567
NVIT Cardinal Capital Appreciation Fund - Class I ( NVCCA1)		36,518		1,325,920
NVIT Cardinal Conservative Fund - Class I ( NVCCN1)		3,341		15,161
NVIT Cardinal Moderate Fund - Class I ( NVCMD1)		13,848		7,900
NVIT Cardinal Moderately Aggressive Fund - Class I ( NVCMA1)		6,554		2,642
NVIT Cardinal Moderately Conservative Fund - Class I ( NVCMC1)		5,022		17,958
NVIT Core Bond Fund - Class I ( NVCBD1)		13,128		26,917
NVIT Core Plus Bond Fund - Class I ( NVLCP1)		78,529		1,226
NVIT Nationwide Fund - Class IV ( TRF4)		96,157		186,749
NVIT Government Bond Fund - Class I ( GBF)		27,055		6,390
NVIT Government Bond Fund - Class IV ( GBF4)		111,205		187,232
American Century NVIT Growth Fund - Class IV ( CAF4)		76,964		228,320
NVIT Investor Destinations Aggressive Fund - Class II ( GVIDA)		51,665		81,101
NVIT Investor Destinations Conservative Fund - Class II ( GVIDC)		28,134		12,495
NVIT Investor Destinations Moderate Fund - Class II ( GVIDM)		171,520		1,138,880
NVIT Investor Destinations Moderately Aggressive Fund - Class II ( GVDMA)		179,234		372,829
NVIT Investor Destinations Moderately Conservative Fund - Class II ( GVDMC)		22,123		84,562
NVIT Mid Cap Index Fund - Class I ( MCIF)		1,585,693		88,574
NVIT Multi-Manager International Growth Fund - Class III ( NVMIG3)		2,011,217		1,199,458
NVIT Multi-Manager International Value Fund - Class III ( GVDIV3)		44,269		71,685
NVIT Multi-Manager International Value Fund - Class IV ( GVDIV4)		70,523		203,260
NVIT Multi-Manager Large Cap Growth Fund - Class I ( NVMLG1)		139,254		139,428
NVIT Multi-Manager Large Cap Value Fund - Class I ( NVMLV1)		19,594		17,956
NVIT Multi-Manager Mid Cap Growth Fund - Class I ( NVMMG1)		400,862		521,355
NVIT Multi-Manager Mid Cap Value Fund - Class II ( NVMMV2)		97,418		169,172
NVIT Multi-Manager Small Cap Growth Fund - Class I ( SCGF)		27,041		85,643
NVIT Multi-Manager Small Cap Value Fund - Class IV ( SCVF4)		126,856		387,026
NVIT Multi-Manager Small Company Fund - Class IV ( SCF4)		81,563		362,237
NVIT Multi-Sector Bond Fund - Class I ( MSBF)		88,801		79,619
NVIT S&P 500 Index Fund - Class IV ( GVEX4)		1,230,538		2,655,362
NVIT Short Term Bond Fund - Class II ( NVSTB2)		43,001		26,435
NVIT Large Cap Growth Fund - Class I ( NVOLG1)		379,248		1,710,518
Templeton NVIT International Value Fund - Class III ( NVTIV3)		73,337		2,625
Invesco NVIT Comstock Value Fund - Class IV ( EIF4)		84,980		227,311
NVIT Real Estate Fund - Class I ( NVRE1)		1,106,868		1,091,491
NVIT Money Market Fund - Class IV ( SAM4)		4,434,535		2,722,989
VPS Growth and Income Portfolio - Class A ( ALVGIA)		52,546		21,306
VPS Small/Mid Cap Value Portfolio - Class A ( ALVSVA)		53,636		416,293
VP Income & Growth Fund - Class I ( ACVIG)		78,111		19,903
American Century VP Inflation Protection Fund - Class II ( ACVIP2)		38,678		86,698
VP International Fund - Class I ( ACVI)		52,020		64,514
VP Mid Cap Value Fund - Class I ( ACVMV1)		142,955		960,049
VP Ultra(R) Fund - Class I ( ACVU1)		12,928		11,933
VP Value Fund - Class I ( ACVV)		32		3,752
Small Cap Stock Index Portfolio - Service Shares ( DVSCS)		1,600,838		668,490
Appreciation Portfolio - Initial Shares ( DCAP)		70,590		82,002
Opportunistic Small Cap Portfolio: Initial Shares ( DSC)		1,954		21,184
Managed Tail Risk Fund II: Primary Shares ( FVCA2P)		7,058		4,025
Quality Bond Fund II - Primary Shares ( FQB)		97,479		56,033
Equity-Income Portfolio - Initial Class ( FEIP)		989,574		1,153,257
High Income Portfolio - Initial Class ( FHIP)		144,116		649,850
VIP Asset Manager Portfolio - Initial Class ( FAMP)		226,417		243,781
VIP Energy Portfolio - Service Class 2 ( FNRS2)		25,295		39,602

(Continued)

THE NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2013

VIP Equity-Income Portfolio - Service Class ( FEIS)	$87,164	$45,077
VIP Freedom Fund 2010 Portfolio - Service Class ( FF10S)	2,007	2,646
VIP Freedom Fund 2030 Portfolio - Service Class ( FF30S)	1,236	309
VIP Growth Portfolio - Initial Class ( FGP)	385,699	1,264,027
VIP Growth Portfolio - Service Class ( FGS)	34,411	50,002
VIP High Income Portfolio - Initial Class R ( FHIPR)	97,505	50,579
VIP Investment Grade Bond Portfolio - Initial Class ( FIGBP)	1,349,724	2,076,003
VIP Investment Grade Bond Portfolio - Service Class ( FIGBS)	14,165	6,905
VIP Mid Cap Portfolio - Service Class ( FMCS)	2,016,682	2,578,587
VIP Overseas Portfolio - Initial Class ( FOP)	141,164	301,229
VIP Overseas Portfolio - Initial Class R ( FOPR)	169,568	416,148
VIP Overseas Portfolio - Service Class ( FOS)	234	110
VIP Overseas Portfolio - Service Class R ( FOSR)	33,107	31,324
VIP Value Strategies Portfolio - Service Class ( FVSS)	22,036	150,611
Franklin Rising Dividends Securities Fund - Class 1 ( FTVRDI)	705,500	471,048
Franklin Small Cap Value Securities Fund - Class 1 ( FTVSVI)	87,048	1,198,268
Templeton Developing Markets Securities Fund - Class 3 ( FTVDM3)	20,889	63,725
Templeton Foreign Securities Fund - Class 1 ( TIF)	43,388	237,416
Templeton Global Bond Securities Fund - Class 3 ( FTVGI3)	795,619	675,455
Short Duration Bond Portfolio - I Class Shares ( AMTB)	124,269	72,449
Mid-Cap Growth Portfolio - I Class Shares ( AMCG)	14,088	125,730
Advisers Management Trust: Large Cap Value Portfolio - Class I ( AMTP)	37,275	100,035
Small-Cap Growth Portfolio - S Class Shares ( AMFAS)	2,437	947
Socially Responsive Portfolio - I Class Shares ( AMSRS)	34,396	1,327,502
Global Securities Fund/VA - Class 3 ( OVGS3)	552,597	210,924
Global Securities Fund/VA - Non-Service Shares ( OVGS)	66,915	808,968
Main Street Fund(R)/VA - Non-Service Shares ( OVGI)	47,569	36,455
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares ( OVSC)	91,895	236,268
Global Strategic Income Fund/VA: Non-service Shares ( OVSB)	20,926	199,896
Foreign Bond Portfolio (Unhedged) - Administrative Class ( PMVFBA)	108,270	372,596
Low Duration Portfolio - Administrative Class ( PMVLDA)	332,537	1,188,483
Putnam VT Growth and Income Fund - Class IB ( PVGIB)	20,621	38,843
Putnam VT International Equity Fund - Class IB ( PVTIGB)	937	3,385
Putnam VT Voyager Fund - Class IB ( PVTVB)	8,498	21,183
VI American Franchise Fund - Series I Shares ( ACEG)	9,057	27,682
VI Value Opportunities Fund - Series I Shares ( AVBVI)	805	1,947
Health Sciences Portfolio - II ( TRHS2)	364,025	107,128
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class ( VWBF)	502,133	88,042
VIP Trust Emerging Markets Fund - Initial Class ( VWEM)	1,186,913	845,272
VIP Trust Global Hard Assets Fund - Initial Class ( VWHA)	178,162	1,471,196
Variable Insurance Fund - Equity Income Portfolio ( VVEI)	27,667	64,916
Variable Insurance Fund - High Yield Bond Portfolio ( VVHYB)	50,745	17,975
Variable Insurance Fund - Mid-Cap Index Portfolio ( VVMCI)	73,172	110,503
Variable Insurance Fund - Total Bond Market Index Portfolio ( VVHGB)	35,719	31,083
Variable Insurance Portfolios - Asset Strategy ( WRASP)	116,223	338,297
Advantage VT Discovery Fund ( SVDF)	12,025	35,333
Advantage VT Opportunity Fund - Class 2 ( SVOF)	6,121	6,914
Advantage VT Small Cap Growth Fund - Class 2 ( WFVSCG)	20,241	146,389

Total	$32,921,253	$48,360,692

(7) Financial Highlights

The Company offers several variable life products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2013, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2013. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Growth Portfolio: Class I-2 Shares (AASCO)
2013	0.65% to 0.75%	14,352	$451.45 to $ 221.77	$4,653,283	0.00%	33.39% to 33.26%
2012	0.65% to 0.75%	16,290	338.44 to 166.42	3,916,894	0.00%	11.77% to 11.66%
2011	0.65% to 0.75%	19,003	302.81 to 149.05	4,041,060	0.00%	-3.81% to -3.90%
2010	0.65% to 0.75%	20,807	314.80 to 155.10	4,616,581	0.00%	24.48% to 24.36%
2009	0.65% to 0.75%	25,509	252.88 to 124.72	4,578,018	0.00%	44.56% to 44.42%
Global Allocation V.I. Fund - Class II (MLVGA2)
2013	0.75%	5,052	157.17	794,023	1.96%	13.70%
2012	0.75%	1,748	138.24	241,639	1.54%	9.32%
2011	0.75%	1,628	126.46	205,869	2.06%	-4.35%
2010	0.75%	3,262	132.20	431,242	2.15%	9.06%
2009	0.75%	1,255	121.22	152,128	1.97%	21.22%	****
Stock Index Fund, Inc. - Initial Shares (DSIF)
2013	0.65% to 0.75%	13,732	457.21 to 226.18	4,071,336	2.10%	31.17% to 31.04%
2012	0.65% to 0.75%	6,880	348.55 to 172.60	1,467,958	2.03%	14.99% to 14.87%
2011	0.65% to 0.75%	7,390	303.13 to 150.26	1,386,933	1.86%	1.22% to 1.12%
2010	0.65% to 0.75%	6,843	299.48 to 148.59	1,277,855	2.17%	14.09% to 13.98%
2009	0.65% to 0.75%	5,351	262.48 to 130.37	714,643	2.65%	25.52% to 25.39%
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2013	0.65% to 0.75%	1,575	266.38 to 132.97	219,432	0.42%	36.13% to 35.99%
2012	0.65% to 0.75%	1,668	195.69 to 97.78	174,548	0.00%	-2.16% to -2.22%	****
Janus Aspen Series - Balanced Portfolio - Service Shares (JABS)
2013	0.65% to 0.75%	1,582	458.52 to 226.83	515,697	1.82%	19.03% to 18.91%
2012	0.65% to 0.75%	2,599	385.22 to 190.76	648,634	2.42%	12.64% to 12.53%
2011	0.65% to 0.75%	3,177	342.00 to 169.53	686,910	0.75%	0.70% to 0.60%
2010	0.65% to 0.75%	24,924	339.62 to 168.52	5,191,147	3.24%	7.42% to 7.31%
2009	0.65% to 0.75%	2,360	316.17 to 157.03	455,258	3.11%	24.77% to 24.64%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2013	0.65% to 0.75%	1,706	508.55 to 251.33	447,283	0.58%	30.04% to 29.91%
2012	0.65% to 0.75%	2,401	391.08 to 193.46	489,013	0.57%	23.05% to 22.93%
2011	0.65% to 0.75%	2,787	317.81 to 157.38	467,488	0.09%	-7.54% to -7.64%
2010	0.65% to 0.75%	16,533	343.74 to 170.39	3,392,549	0.29%	5.79% to 5.68%
2009	0.65% to 0.75%	3,237	324.93 to 161.22	580,814	0.02%	45.07% to 44.92%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2013	0.65% to 0.75%	654	460.62 to 227.64	207,354	0.00%	34.51% to 34.38%
2012	0.65% to 0.75%	861	342.44 to 169.40	193,266	0.00%	18.38% to 18.26%
2011	0.65% to 0.75%	341	289.28 to 143.25	94,118	0.00%	-9.25% to -9.34%
2010	0.65% to 0.75%	195	318.76 to 158.00	56,213	0.00%	23.59% to 23.47%
2009	0.65% to 0.75%	343	257.92 to 127.97	83,397	0.00%	55.88% to 55.72%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2013	0.65% to 0.75%	6,626	535.89 to 264.83	1,865,375	2.50%	13.54% to 13.43%
2012	0.65% to 0.75%	18,229	471.98 to 233.48	4,435,976	0.89%	12.45% to 12.33%
2011	0.65% to 0.75%	1,182	419.73 to 207.85	481,502	0.25%	-32.78% to -32.84%
2010	0.65% to 0.75%	3,487	624.38 to 309.49	2,152,010	0.58%	24.21% to 24.08%
2009	0.65% to 0.75%	3,404	502.69 to 249.42	1,691,146	0.44%	77.91% to 77.73%
Investors Growth Stock Series - Initial Class (MIGIC)
2013	0.65% to 0.75%	783	449.24 to 222.24	182,184	0.64%	29.45% to 29.32%
2012	0.65% to 0.75%	729	347.04 to 171.85	130,711	0.42%	16.21% to 16.10%
2011	0.65% to 0.75%	839	298.63 to 148.03	129,765	0.51%	-0.07% to -0.17%
2010	0.65% to 0.75%	634	298.84 to 148.28	100,333	0.48%	11.75% to 11.63%
2009	0.65% to 0.75%	763	267.43 to 132.83	125,037	0.70%	38.65% to 38.51%
Value Series - Initial Class (MVFIC)
2013	0.65% to 0.75%	14,580	537.31 to 265.80	4,107,551	1.20%	35.01% to 34.87%
2012	0.65% to 0.75%	25,217	397.99 to 197.08	5,722,114	1.58%	15.51% to 15.39%
2011	0.65% to 0.75%	31,313	344.56 to 170.79	6,457,187	1.58%	-0.95% to -1.05%
2010	0.65% to 0.75%	28,128	347.85 to 172.60	5,878,499	1.95%	10.81% to 10.70%
2009	0.65% to 0.75%	4,964	313.91 to 155.91	910,310	1.48%	21.92% to 21.80%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2013	0.65% to 0.75%	1,815	276.24 to 136.65	424,318	2.50%	-0.96% to -1.06%
2012	0.65% to 0.75%	781	278.92 to 138.12	129,414	5.05%	8.73% to 8.62%
2011	0.65% to 0.75%	636	256.53 to 127.16	87,988	3.22%	4.96% to 4.86%
2010	0.65% to 0.75%	715	244.39 to 121.26	91,384	5.59%	6.45% to 6.34%
2009	0.65% to 0.75%	767	229.58 to 114.03	91,736	9.46%	8.93% to 8.83%
Emerging Markets Debt Portfolio - Class I (MSEM)
2013	0.65% to 0.75%	412	434.80 to 215.09	151,455	4.02%	-9.34% to -9.43%
2012	0.65% to 0.75%	411	479.60 to 237.49	163,709	2.94%	17.20% to 17.08%
2011	0.65% to 0.75%	570	409.23 to 202.85	203,340	4.47%	6.34% to 6.24%
2010	0.65% to 0.75%	667	384.83 to 190.94	215,380	1.60%	9.03% to 8.92%
2009	0.65% to 0.75%	260	352.94 to 175.30	50,907	10.06%	29.37% to 29.24%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
U.S. Real Estate Portfolio - Class I (MSVRE)
2013	0.65% to 0.75%	761	$571.53 to $ 282.73	$434,931	1.18%	1.39% to 1.29%
2012	0.65% to 0.75%	1,626	563.68 to 279.13	915,981	0.87%	15.08% to 14.97%
2011	0.65% to 0.75%	2,784	489.80 to 242.79	1,363,364	1.22%	5.23% to 5.13%
2010	0.65% to 0.75%	293	465.44 to 230.94	135,671	0.89%	29.12% to 28.99%
2009	0.65% to 0.75%	2,663	360.47 to 179.04	959,571	5.14%	27.52% to 27.40%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2013	0.65% to 0.75%	4,336	421.04 to 209.54	941,974	1.83%	31.04% to 30.91%
2012	0.65% to 0.75%	4,621	321.29 to 160.06	780,906	0.98%	13.92% to 13.80%
2011	0.65% to 0.75%	4,936	282.04 to 140.64	740,880	1.62%	0.00% to -0.10%
2010	0.65% to 0.75%	5,773	282.05 to 140.79	867,026	0.17%	12.73% to 12.62%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2013	0.75%	502	147.88	74,235	1.03%	22.36%
2012	0.75%	1,341	120.85	162,062	1.23%	14.85%
2011	0.75%	858	105.23	90,284	1.78%	0.18%
2010	0.75%	1,511	105.04	158,716	0.36%	11.18%
2009	0.75%	27,559	94.48	2,603,697	0.08%	22.49%
American Funds NVIT Bond Fund - Class II (GVABD2)
2013	0.75%	526	118.69	62,429	1.61%	-3.30%
2012	0.75%	752	122.74	92,300	2.21%	4.18%
2011	0.75%	843	117.81	99,317	1.91%	4.94%
2010	0.75%	970	112.27	108,904	2.45%	5.20%
2009	0.75%	1,052	106.72	112,274	0.20%	11.31%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2013	0.75%	718	161.25	115,781	0.37%	27.68%
2012	0.75%	550	126.30	69,463	0.86%	21.17%
2011	0.75%	977	104.23	101,831	0.93%	-9.99%
2010	0.75%	893	115.79	103,401	0.89%	10.47%
2009	0.75%	867	104.82	90,877	0.00%	40.55%
American Funds NVIT Growth Fund - Class II (GVAGR2)
2013	0.75%	3,683	145.31	535,190	0.32%	28.64%
2012	0.75%	3,871	112.96	437,267	0.21%	16.52%
2011	0.75%	4,448	96.94	431,199	0.26%	-5.40%
2010	0.75%	4,594	102.47	470,770	0.20%	17.31%
2009	0.75%	5,153	87.35	450,132	0.00%	37.75%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2013	0.75%	243	128.63	31,256	1.00%	31.97%
2012	0.75%	226	97.46	22,027	1.03%	16.19%
2011	0.75%	220	83.89	18,455	1.06%	-2.96%
2010	0.75%	123	86.45	10,633	1.27%	10.15%
2009	0.75%	97	78.49	7,613	0.00%	29.71%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2013	0.65% to 0.75%	1,226	404.14 to 199.92	493,423	13.23%	6.38% to 6.27%
2012	0.65% to 0.75%	501	379.90 to 188.12	187,647	8.90%	13.81% to 13.70%
2011	0.65% to 0.75%	189	333.80 to 165.46	60,226	8.82%	3.15% to 3.04%
2010	0.65% to 0.75%	145	323.61 to 160.57	43,826	9.02%	12.42% to 12.31%
2009	0.65% to 0.75%	142	287.86 to 142.97	37,833	10.59%	45.05% to 44.91%
Federated NVIT High Income Bond Fund - Class III (HIBF3)
2013	0.75%	867	170.58	147,889	6.65%	6.14%
2012	0.75%	907	160.71	145,765	8.45%	13.85%
2011	0.75%	378	141.16	53,359	8.24%	3.03%
2010	0.75%	460	137.01	63,023	9.56%	12.32%
2009	0.75%	439	121.98	53,551	10.94%	44.99%
NVIT Emerging Markets Fund - Class I (GEM)
2013	0.65% to 0.75%	130	704.38 to 348.45	85,875	1.05%	0.09% to -0.01%
2012	0.65% to 0.75%	212	703.73 to 348.48	133,553	0.49%	16.46% to 16.34%
2011	0.65% to 0.75%	279	604.28 to 299.54	152,743	0.63%	-22.88% to -22.95%
2010	0.65% to 0.75%	461	783.53 to 388.77	336,733	0.06%	15.42% to 15.31%
2009	0.65% to 0.75%	479	678.84 to 337.16	296,803	1.38%	62.26% to 62.09%
NVIT Emerging Markets Fund - Class III (GEM3)
2013	0.75%	1,829	213.96	391,328	1.15%	0.00%
2012	0.75%	2,068	213.96	442,468	0.45%	16.36%
2011	0.75%	2,429	183.88	446,645	0.69%	-22.97%
2010	0.75%	2,725	238.72	650,503	0.07%	15.35%
2009	0.75%	3,431	206.96	710,068	1.48%	62.26%
NVIT International Equity Fund - Class III (GIG3)
2013	0.75%	542	112.91	61,196	0.59%	16.93%
2012	0.75%	301	96.56	29,064	0.75%	14.71%
2011	0.75%	361	84.17	30,387	1.73%	-15.83%	****

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2013	0.75%	466	$94.14	$43,871	0.45%	16.68%
2012	0.75%	677	80.68	54,622	0.57%	14.36%
2011	0.75%	842	70.55	59,402	0.99%	-10.67%
2010	0.75%	1,613	78.98	127,388	0.27%	12.16%
2009	0.75%	18,856	70.41	1,327,737	0.02%	28.48%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2013	0.75%	1,882	130.55	245,695	1.05%	42.75%
2012	0.75%	2,093	91.46	191,419	1.45%	16.07%
2011	0.75%	2,345	78.80	184,779	0.57%	-12.28%
2010	0.75%	2,532	89.83	227,438	0.22%	14.74%
2009	0.75%	2,881	78.28	225,535	0.07%	51.82%
Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)
2013	0.75%	2,529	143.33	362,486	0.57%	37.52%
2012	0.75%	5,622	104.23	585,972	0.80%	10.55%
2011	0.75%	9,435	94.28	889,554	0.53%	-3.99%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2013	0.75%	61	129.25	7,884	1.44%	28.68%
2012	0.75%	46	100.44	4,620	0.97%	15.35%
2011	0.75%	61	87.07	5,311	2.04%	-6.89%
2010	0.75%	46	93.51	4,302	0.49%	14.14%
2009	0.75%	33	81.93	2,704	0.40%	28.33%
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2013	0.75%	664	127.96	84,965	1.60%	13.86%
2012	0.75%	793	112.38	89,119	1.56%	10.40%
2011	0.75%	799	101.79	81,332	3.43%	-2.00%
2010	0.75%	3,459	103.87	359,277	1.51%	9.64%
2009	0.75%	52	94.74	4,926	1.86%	18.99%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2013	0.75%	3,952	129.83	513,082	0.98%	20.54%
2012	0.75%	15,376	107.71	1,656,143	1.16%	12.88%
2011	0.75%	23,517	95.42	2,243,885	1.11%	-4.09%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2013	0.75%	683	121.58	83,042	1.69%	4.24%
2012	0.75%	799	116.64	93,191	2.39%	6.77%
2011	0.75%	632	109.24	69,038	3.24%	0.74%
2010	0.75%	1	108.43	108	1.44%	6.07%
2009	0.75%	2	102.23	204	2.34%	12.37%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2013	0.75%	630	128.87	81,186	1.73%	17.10%
2012	0.75%	602	110.05	66,251	1.54%	11.61%
2011	0.75%	565	98.61	55,712	1.93%	-2.98%
2010	0.75%	1,082	101.63	109,964	1.01%	10.59%
2009	0.75%	1,049	91.90	96,398	4.89%	21.09%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2013	0.75%	127	129.33	16,425	1.77%	23.43%
2012	0.75%	100	104.78	10,478	1.43%	13.81%
2011	0.75%	71	92.07	6,537	2.38%	-5.29%
2010	0.75%	38	97.21	3,694	0.68%	12.65%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2013	0.75%	512	126.21	64,621	1.58%	10.50%
2012	0.75%	633	114.22	72,301	1.50%	9.31%
2011	0.75%	782	104.49	81,714	2.57%	-1.03%
2010	0.75%	671	105.58	70,841	1.24%	8.50%
NVIT Core Bond Fund - Class I (NVCBD1)
2013	0.75%	607	125.06	75,912	2.48%	-2.64%
2012	0.75%	730	128.46	93,774	3.43%	6.95%
2011	0.75%	560	120.11	67,264	2.14%	5.80%
2010	0.75%	2,595	113.53	294,607	3.69%	6.26%
2009	0.75%	35	106.84	3,740	3.48%	7.97%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2013	0.75%	584	135.17	78,937	3.43%	-2.51%
2012	0.75%	25	138.64	3,466	0.26%	6.58%
2011	0.75%	44	130.08	5,724	2.62%	5.58%
2010	0.75%	83	123.21	10,227	2.40%	7.55%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Nationwide Fund - Class IV (TRF4)
2013	0.65% to 0.75%	2,918	$670.87 to $ 416.45	$1,675,449	1.34%	30.16% to 30.03%
2012	0.65% to 0.75%	3,121	515.44 to 320.28	1,376,640	1.40%	13.48% to 13.36%
2011	0.65% to 0.75%	3,502	454.22 to 282.52	1,353,666	1.14%	-0.02% to -0.12%
2010	0.65% to 0.75%	4,019	454.29 to 282.85	1,549,775	1.04%	12.74% to 12.63%
2009	0.65% to 0.75%	4,805	402.94 to 251.13	1,676,686	1.43%	25.13% to 25.00%
NVIT Government Bond Fund - Class I (GBF)
2013	0.75%	824	138.27	113,932	2.09%	-4.77%
2012	0.75%	695	145.20	100,911	2.26%	2.28%
2011	0.75%	669	141.95	94,966	2.98%	6.46%
2010	0.75%	589	133.34	78,540	4.01%	4.00%
2009	0.75%	550	128.22	70,520	5.63%	1.92%
NVIT Government Bond Fund - Class IV (GBF4)
2013	0.65% to 0.75%	2,747	473.98 to 281.60	1,061,747	1.93%	-4.76% to -4.85%
2012	0.65% to 0.75%	3,018	497.65 to 295.96	1,220,049	2.21%	2.39% to 2.29%
2011	0.65% to 0.75%	3,248	486.02 to 289.33	1,299,882	2.76%	6.65% to 6.55%
2010	0.65% to 0.75%	4,659	455.70 to 271.55	1,780,577	3.05%	4.10% to 4.00%
2009	0.65% to 0.75%	5,140	437.73 to 261.11	1,953,048	3.58%	2.02% to 1.92%
American Century NVIT Growth Fund - Class IV (CAF4)
2013	0.65% to 0.75%	10,456	335.95 to 165.37	2,245,948	0.68%	28.90% to 28.77%
2012	0.65% to 0.75%	11,287	260.63 to 128.42	1,876,091	0.54%	13.28% to 13.17%
2011	0.65% to 0.75%	12,153	230.07 to 113.47	1,786,214	0.58%	-1.33% to -1.43%
2010	0.65% to 0.75%	13,320	233.18 to 115.12	1,958,207	0.64%	18.47% to 18.36%
2009	0.65% to 0.75%	16,309	196.82 to 97.27	2,014,035	0.59%	32.76% to 32.62%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2013	0.65% to 0.75%	3,383	475.33 to 233.21	789,180	1.65%	26.42% to 26.30%
2012	0.65% to 0.75%	3,559	375.98 to 184.65	657,361	1.55%	15.15% to 15.04%
2011	0.65% to 0.75%	3,737	326.51 to 160.52	600,016	1.81%	-4.55% to -4.65%
2010	0.65% to 0.75%	3,895	342.09 to 168.34	655,858	1.93%	13.89% to 13.77%
2009	0.65% to 0.75%	4,022	300.38 to 147.96	595,865	1.29%	26.38% to 26.26%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2013	0.65% to 0.75%	1,050	295.07 to 147.34	155,003	1.82%	4.15% to 4.05%
2012	0.65% to 0.75%	968	283.31 to 141.61	137,502	2.33%	4.49% to 4.39%
2011	0.65% to 0.75%	614	271.13 to 135.66	83,699	2.41%	2.27% to 2.16%
2010	0.65% to 0.75%	578	265.12 to 132.78	76,749	3.66%	5.21% to 5.10%
2009	0.65% to 0.75%	634	252.00 to 126.34	81,606	1.83%	8.38% to 8.27%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2013	0.65% to 0.75%	10,318	388.65 to 192.49	2,394,738	1.44%	15.87% to 15.76%
2012	0.65% to 0.75%	13,081	335.41 to 166.29	2,981,636	1.52%	10.09% to 9.98%
2011	0.65% to 0.75%	15,245	304.66 to 151.20	3,336,018	2.06%	-0.69% to -0.79%
2010	0.65% to 0.75%	11,166	306.77 to 152.40	2,148,430	2.00%	10.20% to 10.09%
2009	0.65% to 0.75%	13,190	278.39 to 138.44	2,524,059	1.59%	18.36% to 18.25%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2013	0.65% to 0.75%	9,085	440.78 to 216.94	2,084,865	1.66%	21.58% to 21.46%
2012	0.65% to 0.75%	10,131	362.53 to 178.61	1,911,375	1.59%	13.02% to 12.91%
2011	0.65% to 0.75%	10,934	320.77 to 158.19	1,893,677	2.16%	-2.76% to -2.86%
2010	0.65% to 0.75%	35,746	329.87 to 162.84	6,874,161	2.48%	12.10% to 11.99%
2009	0.65% to 0.75%	11,711	294.25 to 145.40	1,870,582	1.55%	23.59% to 23.46%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2013	0.65% to 0.75%	1,616	343.52 to 170.99	302,550	1.58%	9.78% to 9.67%
2012	0.65% to 0.75%	1,849	312.92 to 155.92	342,301	2.04%	7.34% to 7.23%
2011	0.65% to 0.75%	1,573	291.53 to 145.40	233,688	2.31%	1.40% to 1.30%
2010	0.65% to 0.75%	1,639	287.50 to 143.54	240,581	2.38%	7.81% to 7.71%
2009	0.65% to 0.75%	1,647	266.66 to 133.27	225,225	2.08%	13.82% to 13.71%
NVIT Mid Cap Index Fund - Class I (MCIF)
2013	0.65% to 0.75%	4,677	630.77 to 312.04	2,041,715	2.14%	32.19% to 32.05%
2012	0.65% to 0.75%	1,143	477.18 to 236.29	357,527	1.09%	16.71% to 16.59%
2011	0.65% to 0.75%	1,174	408.86 to 202.67	309,891	0.78%	-3.17% to -3.27%
2010	0.65% to 0.75%	1,241	422.26 to 209.52	309,373	0.54%	25.38% to 25.26%
2009	0.65% to 0.75%	10,345	336.78 to 167.27	2,073,476	1.06%	35.87% to 35.73%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2013	0.75%	17,757	116.60	2,070,514	1.41%	20.44%
2012	0.75%	9,063	96.82	877,460	1.36%	14.91%
2011	0.75%	2,952	84.25	248,717	1.25%	-10.04%
2010	0.75%	3,392	93.66	317,692	0.82%	13.18%
2009	0.75%	4,101	82.75	339,353	0.34%	35.44%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Value Fund - Class III (GVDIV3)
2013	0.75%	3,738	$135.08	$504,916	2.27%	20.51%
2012	0.75%	4,019	112.08	450,461	0.38%	16.36%
2011	0.75%	4,661	96.33	448,978	1.86%	-16.74%
2010	0.75%	4,831	115.69	558,910	2.32%	5.32%
2009	0.75%	6,270	109.85	688,752	2.27%	28.87%
NVIT Multi-Manager International Value Fund - Class IV (GVDIV4)
2013	0.65% to 0.75%	2,163	566.58 to 324.99	1,078,862	2.22%	20.67% to 20.55%
2012	0.65% to 0.75%	2,545	469.54 to 269.60	1,033,223	0.35%	16.40% to 16.28%
2011	0.65% to 0.75%	3,013	403.40 to 231.85	1,056,423	1.34%	-16.70% to -16.78%
2010	0.65% to 0.75%	6,142	484.27 to 278.61	2,745,691	2.49%	5.51% to 5.40%
2009	0.65% to 0.75%	4,187	459.00 to 264.34	1,674,611	2.20%	29.05% to 28.92%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2013	0.65% to 0.75%	6,942	327.68 to 139.19	1,088,186	0.78%	33.87% to 33.73%
2012	0.65% to 0.75%	7,517	244.78 to 104.08	877,882	0.49%	15.60% to 15.48%
2011	0.65% to 0.75%	7,881	211.75 to 90.12	806,344	0.01%	-3.53% to -3.63%
2010	0.65% to 0.75%	9,368	219.51 to 93.52	991,481	0.09%	9.75% to 14.65%	****
2009	0.75%	3,858	81.57	314,697	0.42%	28.81%
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2013	0.65% to 0.75%	1,294	308.57 to 132.04	201,047	1.40%	34.56% to 34.43%
2012	0.65% to 0.75%	1,358	229.31 to 98.23	156,822	1.03%	17.05% to 16.93%
2011	0.65% to 0.75%	1,985	195.92 to 84.01	213,978	1.06%	-6.44% to -6.53%
2010	0.65% to 0.75%	2,561	209.40 to 89.88	283,033	0.95%	4.70% to 12.20%	****
2009	0.75%	990	80.10	79,301	0.61%	26.64%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2013	0.65% to 0.75%	20,240	467.06 to 148.35	4,197,749	0.00%	38.04% to 37.91%
2012	0.65% to 0.75%	22,381	338.34 to 107.57	3,352,437	0.00%	14.16% to 14.04%
2011	0.65% to 0.75%	25,860	296.38 to 94.33	3,364,457	0.00%	-4.85% to -4.94%
2010	0.65% to 0.75%	28,475	311.48 to 99.23	3,900,865	0.00%	26.00% to 25.87%
2009	0.65% to 0.75%	34,848	247.21 to 78.84	3,950,813	0.00%	23.61% to 26.17%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2013	0.75%	3,718	155.87	579,525	1.20%	34.66%
2012	0.75%	4,425	115.75	512,183	1.04%	15.47%
2011	0.75%	5,530	100.24	554,308	0.79%	-3.05%
2010	0.75%	6,521	103.39	674,203	0.98%	18.74%
2009	0.75%	21,786	87.07	1,896,975	0.80%	29.49%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2013	0.65% to 0.75%	1,318	455.91 to 225.53	311,999	0.00%	43.35% to 43.21%
2012	0.65% to 0.75%	1,685	318.03 to 157.48	276,437	0.00%	12.70% to 12.59%
2011	0.65% to 0.75%	1,591	282.19 to 139.88	250,720	0.00%	-1.29% to -1.39%
2010	0.65% to 0.75%	2,436	285.88 to 141.85	371,031	0.00%	24.64% to 24.51%
2009	0.65% to 0.75%	1,611	229.37 to 113.92	191,957	0.00%	26.64% to 26.51%
NVIT Multi-Manager Small Cap Value Fund - Class IV (SCVF4)
2013	0.65% to 0.75%	6,863	547.33 to 269.41	2,128,001	0.83%	39.49% to 39.35%
2012	0.65% to 0.75%	7,771	392.37 to 193.33	1,737,622	0.83%	19.79% to 19.67%
2011	0.65% to 0.75%	9,003	327.54 to 161.55	1,728,286	0.43%	-5.78% to -5.87%
2010	0.65% to 0.75%	9,251	347.63 to 171.62	1,862,613	0.65%	25.79% to 25.66%
2009	0.65% to 0.75%	10,982	276.36 to 136.58	1,773,743	0.61%	25.59% to 25.47%
NVIT Multi-Manager Small Company Fund - Class IV (SCF4)
2013	0.65% to 0.75%	7,770	510.68 to 251.37	2,132,598	0.15%	40.04% to 39.90%
2012	0.65% to 0.75%	8,765	364.68 to 179.68	1,749,553	0.15%	14.76% to 14.64%
2011	0.65% to 0.75%	9,286	317.77 to 156.73	1,593,732	0.52%	-6.17% to -6.27%
2010	0.65% to 0.75%	10,360	338.68 to 167.21	1,893,791	0.30%	24.53% to 24.40%
2009	0.65% to 0.75%	12,855	271.97 to 134.41	1,911,054	0.29%	33.74% to 33.60%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2013	0.65% to 0.75%	3,364	315.69 to 156.17	676,741	3.40%	-1.76% to -1.86%
2012	0.65% to 0.75%	3,486	321.36 to 159.13	699,772	2.19%	11.52% to 11.41%
2011	0.65% to 0.75%	4,859	288.16 to 142.84	992,254	4.65%	4.87% to 4.76%
2010	0.65% to 0.75%	4,315	274.79 to 136.35	754,609	7.15%	9.87% to 9.76%
2009	0.65% to 0.75%	3,232	250.10 to 124.22	435,471	12.65%	23.57% to 23.45%
NVIT S&P 500 Index Fund - Class IV (GVEX4)
2013	0.65% to 0.75%	28,109	938.41 to 494.71	18,342,671	1.84%	31.22% to 31.09%
2012	0.65% to 0.75%	31,019	715.14 to 377.38	15,365,607	1.88%	14.98% to 14.87%
2011	0.65% to 0.75%	35,499	621.97 to 328.54	15,410,589	1.69%	1.10% to 0.99%
2010	0.65% to 0.75%	39,654	615.23 to 325.31	17,128,038	1.83%	13.99% to 13.87%
2009	0.65% to 0.75%	46,496	539.74 to 285.68	17,879,039	2.42%	25.40% to 25.28%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2013	0.75%	1,404	$109.74	$154,082	1.00%	-0.64%
2012	0.75%	1,256	110.45	138,731	1.77%	2.75%
2011	0.75%	796	107.50	85,570	1.46%	0.54%
2010	0.75%	1,448	106.92	154,820	1.42%	1.65%
2009	0.75%	1,478	105.18	155,455	2.46%	6.31%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2013	0.65% to 0.75%	50,647	437.31 to 217.64	14,156,730	0.78%	35.82% to 35.68%
2012	0.65% to 0.75%	56,296	321.98 to 160.40	11,572,150	0.69%	17.91% to 17.80%
2011	0.65% to 0.75%	63,445	273.06 to 136.17	11,083,107	0.68%	-2.87% to -2.96%
2010	0.65% to 0.75%	70,567	281.12 to 140.33	12,872,909	0.06%	8.10% to 7.99%
2009	0.75%	134	129.95	17,413	0.13%	29.95%	****
Templeton NVIT International Value Fund - Class III (NVTIV3)
2013	0.65% to 0.75%	497	264.59 to 168.31	84,708	2.94%	19.32% to 19.20%
2012	0.65% to 0.75%	17	221.75 to 141.20	3,286	3.08%	18.79% to 18.67%
2011	0.65%	11	186.68	2,053	2.78%	-12.99%
2010	0.65%	11	214.56	2,360	1.01%	7.28%	****
Invesco NVIT Comstock Value Fund - Class IV (EIF4)
2013	0.65% to 0.75%	8,623	421.88 to 207.66	1,984,944	0.00%	34.76% to 34.63%
2012	0.65% to 0.75%	9,226	313.05 to 154.25	1,578,727	1.20%	17.70% to 17.58%
2011	0.65% to 0.75%	10,422	265.99 to 131.19	1,528,456	1.30%	-2.95% to -3.05%
2010	0.65% to 0.75%	11,827	274.07 to 135.31	1,791,944	1.56%	14.89% to 14.78%
2009	0.65% to 0.75%	14,140	238.54 to 117.89	1,946,358	1.20%	27.86% to 27.73%
NVIT Real Estate Fund - Class I (NVRE1)
2013	0.75%	26,352	117.12	3,086,419	1.43%	2.28%
2012	0.75%	28,578	114.52	3,272,671	1.02%	14.92%
2011	0.75%	32,348	99.65	3,223,476	0.87%	5.71%
2010	0.75%	39,197	94.27	3,695,118	2.26%	29.21%
2009	0.75%	33,122	72.96	2,416,562	2.47%	29.86%
NVIT Money Market Fund - Class IV (SAM4)
2013	0.65% to 0.75%	30,491	297.93 to 162.69	6,108,001	0.00%	-0.65% to -0.75%
2012	0.65% to 0.75%	23,882	299.88 to 163.92	4,396,044	0.00%	-0.65% to -0.75%
2011	0.65% to 0.75%	26,922	301.85 to 165.16	4,970,143	0.00%	-0.65% to -0.75%
2010	0.65% to 0.75%	26,084	303.82 to 166.41	5,029,398	0.00%	-0.65% to -0.75%
2009	0.65% to 0.75%	25,334	305.81 to 167.66	5,192,354	0.11%	-0.56% to -0.66%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2013	0.65% to 0.75%	986	457.91 to 226.53	349,692	1.33%	34.09% to 33.96%
2012	0.65% to 0.75%	890	341.50 to 169.10	234,802	1.59%	16.76% to 16.64%
2011	0.65% to 0.75%	690	292.47 to 144.97	136,169	1.42%	5.63% to 5.52%
2010	0.65% to 0.75%	1,018	276.88 to 137.38	178,078	0.00%	12.36% to 12.25%
2009	0.65% to 0.75%	1,299	246.43 to 122.39	193,470	4.64%	20.04% to 19.92%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2013	0.65% to 0.75%	789	670.30 to 331.60	402,870	0.66%	37.16% to 37.03%
2012	0.65% to 0.75%	1,454	488.69 to 241.99	614,835	0.54%	17.98% to 17.86%
2011	0.65% to 0.75%	2,191	414.23 to 205.33	815,442	0.47%	-8.98% to -9.07%
2010	0.65% to 0.75%	2,678	455.11 to 225.82	1,117,199	0.50%	26.09% to 25.96%
2009	0.65% to 0.75%	2,507	360.95 to 179.27	798,619	1.11%	41.93% to 41.79%
VP Income & Growth Fund - Class I (ACVIG)
2013	0.65% to 0.75%	823	456.88 to 221.10	212,396	2.32%	34.94% to 34.81%
2012	0.65% to 0.75%	631	338.57 to 164.01	112,570	2.09%	14.00% to 13.88%
2011	0.65% to 0.75%	815	297.00 to 144.02	152,100	1.52%	2.45% to 2.34%
2010	0.65% to 0.75%	966	289.91 to 140.72	169,205	1.71%	13.41% to 13.29%
2009	0.65% to 0.75%	980	255.63 to 124.21	145,906	5.40%	17.33% to 17.21%
American Century VP Inflation Protection Fund - Class II (ACVIP2)
2013	0.65% to 0.75%	1,521	288.30 to 142.62	236,731	1.68%	-9.07% to -9.16%
2012	0.65% to 0.75%	1,916	317.07 to 157.00	325,146	2.48%	6.69% to 6.58%
2011	0.65% to 0.75%	2,058	297.19 to 147.31	323,391	3.99%	11.02% to 10.91%
2010	0.65% to 0.75%	2,359	267.69 to 132.81	383,306	1.73%	4.44% to 4.33%
2009	0.65% to 0.75%	2,882	256.31 to 127.30	513,694	2.00%	9.50% to 9.39%
VP International Fund - Class I (ACVI)
2013	0.65%	840	394.40	331,293	1.88%	21.62%
2012	0.65%	879	324.29	285,053	0.75%	20.37%
2011	0.65%	756	269.40	203,668	1.36%	-12.61%
2010	0.65%	730	308.28	225,043	2.44%	12.56%
2009	0.65%	710	273.88	194,456	2.45%	32.90%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Mid Cap Value Fund - Class I (ACVMV1)
2013	0.75%	3,337	$219.73	$733,226	1.08%	29.14%
2012	0.75%	7,726	170.14	1,314,512	1.95%	15.46%
2011	0.75%	11,416	147.36	1,682,304	1.32%	-1.43%
2010	0.75%	13,946	149.51	2,085,035	3.08%	18.36%
2009	0.75%	715	126.31	90,314	3.93%	28.97%
VP Ultra(R) Fund - Class I (ACVU1)
2013	0.65% to 0.75%	436	358.71 to 177.27	153,493	0.53%	36.19% to 36.05%
2012	0.65% to 0.75%	431	263.40 to 130.30	111,526	0.00%	13.18% to 13.07%
2011	0.65% to 0.75%	758	232.71 to 115.24	174,752	0.00%	0.41% to 0.31%
2010	0.65% to 0.75%	167	231.76 to 114.88	37,301	0.64%	15.33% to 15.22%
2009	0.65% to 0.75%	195	200.95 to 99.70	38,172	0.55%	33.61% to 33.47%
VP Value Fund - Class I (ACVV)
2009	0.65% to 0.75%	29,987	255.59 to 126.82	4,757,677	5.93%	19.09% to 18.97%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2013	0.65% to 0.75%	10,570	667.32 to 327.36	3,880,385	1.02%	39.80% to 39.66%
2012	0.65% to 0.75%	8,058	477.33 to 234.39	1,962,837	0.44%	14.99% to 14.87%
2011	0.65% to 0.75%	7,172	415.10 to 204.04	1,557,315	0.62%	-0.09% to -0.19%
2010	0.65% to 0.75%	7,042	415.47 to 204.42	1,532,835	0.69%	25.01% to 24.89%
2009	0.65% to 0.75%	7,515	332.34 to 163.69	1,279,696	3.12%	24.22% to 24.09%
Appreciation Portfolio - Initial Shares (DCAP)
2013	0.65% to 0.75%	2,046	381.35 to 188.46	523,702	1.95%	20.32% to 20.20%
2012	0.65% to 0.75%	2,071	316.95 to 156.79	452,515	3.46%	9.71% to 9.60%
2011	0.65% to 0.75%	3,103	288.89 to 143.05	626,479	1.04%	8.31% to 8.20%
2010	0.65% to 0.75%	1,768	266.73 to 132.21	289,040	3.28%	14.57% to 14.46%
2009	0.65% to 0.75%	2,195	232.81 to 115.51	314,196	3.04%	21.76% to 21.64%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2013	0.65% to 0.75%	190	416.60 to 206.09	56,628	0.00%	47.59% to 47.44%
2012	0.65% to 0.75%	293	282.27 to 139.78	54,634	0.00%	19.78% to 19.66%
2011	0.65% to 0.75%	250	235.66 to 116.81	53,686	0.45%	-14.40% to -14.49%
2010	0.65% to 0.75%	124	275.31 to 136.60	27,342	0.84%	30.30% to 30.17%
2009	0.65% to 0.75%	257	211.29 to 104.94	39,307	1.42%	25.22% to 25.10%
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
2013	0.65% to 0.75%	298	346.18 to 171.25	64,853	0.97%	15.70% to 15.58%
2012	0.65% to 0.75%	282	299.21 to 148.17	54,319	0.53%	9.46% to 9.35%
2011	0.65% to 0.75%	316	273.36 to 135.50	57,844	0.70%	-5.91% to -6.00%
2010	0.65% to 0.75%	313	290.51 to 144.15	61,657	1.13%	12.34% to 12.23%
2009	0.65% to 0.75%	312	258.60 to 128.44	55,041	1.19%	12.74% to 12.63%
Quality Bond Fund II - Primary Shares (FQB)
2013	0.65% to 0.75%	1,892	300.63 to 153.84	374,446	4.07%	0.38% to 0.28%
2012	0.65% to 0.75%	1,751	299.49 to 153.41	343,696	4.25%	9.01% to 8.90%
2011	0.65% to 0.75%	1,742	274.74 to 140.87	307,771	4.57%	1.61% to 1.51%
2010	0.65% to 0.75%	2,304	270.38 to 138.77	338,817	5.42%	7.80% to 7.69%
2009	0.65% to 0.75%	1,693	250.82 to 128.86	253,039	7.36%	19.65% to 19.54%
Equity-Income Portfolio -Initial Class (FEIP)
2013	0.65% to 0.75%	12,431	857.45 to 473.93	7,968,611	2.49%	27.32% to 27.19%
2012	0.65% to 0.75%	13,588	673.48 to 372.62	6,959,737	3.01%	16.55% to 16.43%
2011	0.65% to 0.75%	15,604	577.86 to 320.04	6,894,044	2.43%	0.32% to 0.22%
2010	0.65% to 0.75%	17,136	576.03 to 319.34	7,540,406	1.84%	14.40% to 14.29%
2009	0.65% to 0.75%	20,037	503.50 to 279.41	7,779,689	2.39%	29.36% to 29.24%
High Income Portfolio - Initial Class (FHIP)
2013	0.65% to 0.75%	3,176	525.94 to 258.74	1,346,533	4.66%	5.26% to 5.16%
2012	0.65% to 0.75%	4,376	499.65 to 246.05	1,831,698	6.03%	13.49% to 13.37%
2011	0.65% to 0.75%	4,363	440.28 to 217.03	1,570,646	6.85%	3.36% to 3.26%
2010	0.65% to 0.75%	4,591	425.97 to 210.19	1,571,532	7.05%	13.09% to 12.97%
2009	0.65% to 0.75%	6,148	376.68 to 186.05	1,868,981	8.56%	43.03% to 42.88%
VIP Asset Manager Portfolio -Initial Class (FAMP)
2013	0.65% to 0.75%	4,720	662.27 to 329.90	2,360,456	1.60%	14.96% to 14.84%
2012	0.65% to 0.75%	4,808	576.10 to 287.26	2,095,454	1.48%	11.75% to 11.64%
2011	0.65% to 0.75%	5,554	515.52 to 257.31	2,179,724	1.85%	-3.19% to -3.29%
2010	0.65% to 0.75%	7,336	532.51 to 266.06	2,964,052	1.78%	13.52% to 13.41%
2009	0.65% to 0.75%	8,110	469.07 to 234.60	2,820,307	2.49%	28.28% to 28.15%
VIP Contrafund(R) Portfolio - Initial Class (FCP)
2009	0.65% to 0.75%	41,545	544.74 to 268.67	14,703,704	1.50%	34.83% to 34.70%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2013	0.75%	1,193	212.57	253,593	0.70%	23.22%
2012	0.75%	1,266	172.51	218,402	0.72%	3.95%
2011	0.75%	1,475	165.96	244,788	0.68%	-5.91%
2010	0.75%	1,739	176.38	306,716	0.20%	18.27%
2009	0.75%	10,193	149.13	1,520,112	0.26%	46.47%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Equity-Income Portfolio - Service Class (FEIS)
2013	0.75%	3,105	$213.53	$662,999	2.48%	27.06%
2012	0.75%	3,156	168.06	530,389	3.04%	16.31%
2011	0.75%	3,272	144.49	472,774	2.40%	0.11%
2010	0.75%	3,046	144.34	439,649	2.27%	14.23%
2009	0.75%	3,237	126.36	409,020	3.40%	29.06%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2013	0.75%	37	159.95	5,918	1.53%	12.55%
2012	0.75%	42	142.12	5,969	1.74%	10.85%
2011	0.75%	45	128.21	5,769	1.08%	-1.03%
2010	0.75%	130	129.54	16,840	2.76%	11.89%
2009	0.75%	91	115.77	10,535	4.42%	23.23%
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2013	0.75%	95	172.16	16,355	1.71%	20.59%
2012	0.75%	92	142.77	13,134	1.45%	14.62%
2011	0.75%	133	124.56	16,566	2.29%	-3.42%
2010	0.75%	83	128.97	10,705	0.76%	15.13%
2009	0.75%	289	112.02	32,374	2.34%	30.42%
VIP Growth Portfolio - Initial Class (FGP)
2013	0.65% to 0.75%	20,004	882.47 to 449.11	12,287,473	0.29%	35.45% to 35.32%
2012	0.65% to 0.75%	21,753	651.50 to 331.89	9,792,453	0.57%	13.94% to 13.83%
2011	0.65% to 0.75%	25,421	571.77 to 291.57	9,983,908	0.35%	-0.45% to -0.54%
2010	0.65% to 0.75%	29,040	574.33 to 293.16	11,494,088	0.28%	23.37% to 23.25%
2009	0.65% to 0.75%	34,872	465.53 to 237.87	11,158,557	0.46%	27.46% to 27.33%
VIP Growth Portfolio - Service Class (FGS)
2013	0.75%	2,379	224.51	534,113	0.20%	35.19%
2012	0.75%	2,449	166.08	406,721	0.48%	13.69%
2011	0.75%	2,807	146.08	410,051	0.27%	-0.61%
2010	0.75%	2,692	146.97	395,647	0.24%	23.13%
2009	0.75%	2,406	119.36	287,187	0.44%	27.19%
VIP High Income Portfolio - Initial Class R (FHIPR)
2013	0.75%	3,696	145.86	539,088	5.93%	5.18%
2012	0.75%	3,552	138.68	492,589	5.65%	13.44%
2011	0.75%	3,866	122.24	472,598	7.00%	3.27%
2010	0.75%	3,518	118.37	416,437	8.87%	13.03%
2009	0.75%	3,120	104.73	326,763	8.76%	42.74%
VIP Investment Grade Bond Portfolio - Initial Class (FIGBP)
2013	0.65% to 0.75%	11,955	543.74 to 269.13	4,318,622	1.96%	-2.41% to -2.51%
2012	0.65% to 0.75%	13,281	557.19 to 276.06	5,301,968	2.21%	5.21% to 5.11%
2011	0.65% to 0.75%	14,435	529.59 to 262.65	5,694,951	3.46%	6.64% to 6.53%
2010	0.65% to 0.75%	12,747	496.62 to 246.55	4,347,556	3.65%	7.11% to 7.00%
2009	0.65% to 0.75%	13,220	463.67 to 230.42	4,167,586	9.33%	14.97% to 14.86%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2013	0.75%	381	150.89	57,489	2.37%	-2.62%
2012	0.75%	343	154.95	53,149	2.16%	4.98%
2011	0.75%	355	147.61	52,400	3.18%	6.41%
2010	0.75%	378	138.72	52,435	4.29%	6.87%
2009	0.75%	387	129.79	50,230	12.10%	14.81%
VIP Mid Cap Portfolio - Service Class (FMCS)
2013	0.65% to 0.75%	9,148	765.93 to 378.90	3,969,708	0.35%	35.18% to 35.05%
2012	0.65% to 0.75%	11,124	566.60 to 280.57	3,664,811	0.51%	14.01% to 13.89%
2011	0.65% to 0.75%	11,801	496.99 to 246.35	3,595,947	0.13%	-11.29% to -11.38%
2010	0.65% to 0.75%	14,945	560.27 to 277.99	4,940,750	0.30%	27.87% to 27.74%
2009	0.65% to 0.75%	14,238	438.16 to 217.62	3,667,257	0.66%	39.11% to 38.97%
VIP Overseas Portfolio - Initial Class (FOP)
2013	0.65% to 0.75%	4,412	589.02 to 265.62	2,258,810	1.38%	29.59% to 29.46%
2012	0.65% to 0.75%	4,913	454.52 to 205.17	1,899,181	1.89%	19.96% to 19.84%
2011	0.65% to 0.75%	5,754	378.90 to 171.21	1,858,078	1.36%	-17.70% to -17.78%
2010	0.65% to 0.75%	6,206	460.39 to 208.24	2,388,692	1.17%	12.38% to 12.27%
2009	0.65% to 0.75%	11,028	409.67 to 185.48	3,951,515	2.09%	25.71% to 25.58%
VIP Overseas Portfolio - Initial Class R (FOPR)
2013	0.75%	14,769	179.61	2,652,724	1.35%	29.48%
2012	0.75%	16,474	138.72	2,285,337	1.99%	19.81%
2011	0.75%	17,378	115.79	2,012,152	1.43%	-17.76%
2010	0.75%	16,758	140.80	2,359,488	1.34%	12.23%
2009	0.75%	30,367	125.45	3,809,687	2.59%	25.66%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Overseas Portfolio - Service Class (FOS)
2013	0.75%	18	$249.96	$4,499	1.34%	29.40%
2012	0.75%	18	193.17	3,477	1.94%	19.64%
2011	0.75%	18	161.46	2,906	1.10%	-17.85%
2010	0.75%	25	196.53	4,913	1.50%	12.15%
2009	0.75%	29	175.24	5,082	2.45%	25.49%
VIP Overseas Portfolio - Service Class R (FOSR)
2013	0.75%	1,824	177.91	324,512	1.34%	29.33%
2012	0.75%	1,832	137.57	252,022	1.96%	19.77%
2011	0.75%	1,824	114.86	209,510	1.36%	-17.92%
2010	0.75%	1,636	139.94	228,939	1.82%	12.17%
2009	0.75%	1,501	124.76	187,265	2.86%	25.55%
VIP Value Strategies Portfolio - Service Class (FVSS)
2013	0.65% to 0.75%	1,110	587.54 to 290.65	374,281	0.82%	29.60% to 29.47%
2012	0.65% to 0.75%	1,405	453.35 to 224.49	412,216	0.50%	26.28% to 26.15%
2011	0.65% to 0.75%	1,523	359.01 to 177.96	349,969	0.96%	-9.44% to -9.53%
2010	0.65% to 0.75%	1,147	396.42 to 196.70	236,997	0.45%	25.64% to 25.51%
2009	0.65% to 0.75%	1,499	315.54 to 156.72	241,910	0.57%	56.38% to 56.22%
Franklin Rising Dividends Securities Fund - Class 1 (FTVRDI)
2013	0.65% to 0.75%	5,630	489.38 to 242.09	1,716,855	1.92%	29.21% to 29.08%
2012	0.65% to 0.75%	5,049	378.75 to 187.55	1,137,199	1.83%	11.45% to 11.34%
2011	0.65% to 0.75%	4,854	339.85 to 168.46	977,605	1.67%	5.61% to 5.50%
2010	0.65% to 0.75%	4,474	321.81 to 159.68	838,258	1.92%	20.16% to 20.04%
2009	0.65% to 0.75%	4,372	267.82 to 133.02	673,777	1.95%	16.91% to 16.79%
Franklin Small Cap Value Securities Fund - Class 1 (FTVSVI)
2013	0.65% to 0.75%	3,717	676.22 to 334.52	1,352,755	1.44%	35.62% to 35.49%
2012	0.65% to 0.75%	7,161	498.61 to 246.90	2,007,455	1.04%	17.98% to 17.86%
2011	0.65% to 0.75%	10,414	422.62 to 209.49	2,545,179	1.17%	-4.15% to -4.25%
2010	0.65% to 0.75%	4,002	440.92 to 218.78	971,283	0.73%	27.66% to 27.53%
2009	0.65% to 0.75%	13,961	345.39 to 171.55	2,817,418	2.10%	28.70% to 28.58%
Templeton Developing Markets Securities Fund - Class 3 (FTVDM3)
2013	0.75%	877	179.16	157,127	1.85%	-1.71%
2012	0.75%	1,120	182.29	204,160	1.39%	12.31%
2011	0.75%	1,254	162.31	203,532	0.56%	-16.49%
2010	0.75%	5,225	194.35	1,015,472	1.65%	16.64%
2009	0.75%	5,763	166.63	960,284	4.81%	71.34%
Templeton Foreign Securities Fund - Class 1 (TIF)
2013	0.65% to 0.75%	707	535.14 to 264.73	351,302	2.43%	22.47% to 22.35%
2012	0.65% to 0.75%	1,135	436.94 to 216.37	472,985	2.94%	17.83% to 17.71%
2011	0.65% to 0.75%	1,347	370.83 to 183.82	479,314	2.06%	-11.02% to -11.11%
2010	0.65% to 0.75%	1,219	416.78 to 206.80	484,531	2.16%	7.97% to 7.86%
2009	0.65% to 0.75%	708	386.01 to 191.72	238,128	3.30%	36.45% to 36.32%
Templeton Global Bond Securities Fund - Class 3 (FTVGI3)
2013	0.75%	7,963	193.98	1,544,676	4.90%	0.88%
2012	0.75%	7,790	192.30	1,497,990	6.09%	14.20%
2011	0.75%	9,050	168.39	1,523,900	6.27%	-1.57%
2010	0.75%	5,475	171.07	936,616	1.83%	13.52%
2009	0.75%	2,269	150.69	341,918	16.64%	17.80%
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2011	0.75%	119	91.56	10,896	0.02%	-2.28%
2010	0.75%	135	93.69	12,649	2.28%	9.43%
2009	0.75%	138	85.62	11,815	2.50%	29.28%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2013	0.65% to 0.75%	3,912	348.95 to 174.55	1,085,196	2.17%	-0.04% to -0.13%
2012	0.65% to 0.75%	3,795	349.08 to 174.79	1,049,719	2.92%	3.93% to 3.82%
2011	0.65% to 0.75%	4,123	335.89 to 168.36	1,072,925	3.30%	-0.36% to -0.46%
2010	0.65% to 0.75%	3,318	337.10 to 169.13	736,539	4.71%	4.60% to 4.50%
2009	0.65% to 0.75%	4,863	322.27 to 161.85	1,148,337	8.69%	12.59% to 12.48%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2013	0.65%	143	617.55	88,309	0.00%	31.75%
2012	0.65%	368	468.71	172,486	0.00%	11.68%
2011	0.65%	370	419.68	155,281	0.00%	-0.18%
2010	0.65%	151	420.42	63,483	0.00%	28.26%
2009	0.65%	69	327.78	22,617	0.00%	30.75%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2013	0.65%	3,213	365.54	1,174,489	1.17%	30.29%
2012	0.65%	3,427	280.57	961,507	0.42%	15.84%
2011	0.65%	3,739	242.20	905,583	0.00%	-11.93%
2010	0.65%	4,371	275.01	1,202,074	0.63%	14.92%
2009	0.65%	6,144	239.31	1,470,338	2.53%	55.06%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small-Cap Growth Portfolio - S Class Shares (AMFAS)
2013	0.75%	141	$197.79	$27,888	0.00%	44.74%
2012	0.75%	130	136.65	17,764	0.00%	8.01%
2011	0.75%	126	126.52	15,941	0.00%	-1.80%
2010	0.75%	109	128.83	14,043	0.00%	18.72%
2009	0.75%	107	108.52	11,612	0.00%	21.84%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2013	0.65% to 0.75%	1,393	494.96 to 244.85	380,597	0.48%	36.71% to 36.58%
2012	0.65% to 0.75%	7,202	362.05 to 179.28	1,405,409	0.20%	10.26% to 10.15%
2011	0.65% to 0.75%	10,856	328.36 to 162.76	2,025,286	0.45%	-3.71% to -3.80%
2010	0.65% to 0.75%	1,637	341.00 to 169.20	285,739	0.01%	22.06% to 21.94%
2009	0.65% to 0.75%	34,993	279.37 to 138.76	5,753,948	2.37%	30.58% to 30.44%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	0.65% to 0.75%	6,107	218.22 to 108.28	792,291	0.36%	43.58% to 43.44%
Global Securities Fund/VA - Class 3 (OVGS3)
2013	0.75%	9,715	212.90	2,068,358	1.25%	26.39%
2012	0.75%	8,038	168.46	1,354,042	2.09%	20.32%
2011	0.75%	8,628	140.01	1,207,986	1.27%	-8.95%
2010	0.75%	8,518	153.77	1,309,850	1.67%	15.11%
2009	0.75%	8,754	133.59	1,169,456	3.07%	38.65%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2013	0.65% to 0.75%	3,041	484.94 to 239.66	1,437,904	1.43%	26.48% to 26.36%
2012	0.65% to 0.75%	4,755	383.40 to 189.67	1,788,996	2.20%	20.48% to 20.36%
2011	0.65% to 0.75%	8,428	318.24 to 157.59	2,649,978	0.21%	-8.88% to -8.97%
2010	0.65% to 0.75%	1,053	349.26 to 173.12	327,966	1.94%	15.21% to 15.10%
2009	0.65% to 0.75%	1,714	303.14 to 150.41	474,990	2.32%	38.87% to 38.73%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2013	0.65% to 0.75%	1,691	379.04 to 187.32	408,403	1.11%	30.92% to 30.79%
2012	0.65% to 0.75%	1,699	289.52 to 143.22	303,320	0.98%	16.11% to 16.00%
2011	0.65% to 0.75%	2,395	249.35 to 123.47	398,684	0.96%	-0.66% to -0.76%
2010	0.65% to 0.75%	3,351	251.01 to 124.42	521,742	1.13%	15.36% to 15.24%
2009	0.65% to 0.75%	4,129	217.59 to 107.96	568,569	2.06%	27.45% to 27.33%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2013	0.65% to 0.75%	989	661.00 to 326.99	375,511	0.85%	40.10% to 39.96%
2012	0.65% to 0.75%	1,587	471.80 to 233.63	398,876	0.58%	17.22% to 17.10%
2011	0.65% to 0.75%	1,873	402.49 to 199.51	410,417	1.44%	-2.84% to -2.94%
2010	0.65% to 0.75%	14,139	414.27 to 205.55	3,444,200	0.72%	22.61% to 22.48%
2009	0.65% to 0.75%	10,977	337.89 to 167.82	2,186,381	0.94%	36.31% to 36.17%
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2013	0.65% to 0.75%	1,060	201.77 to 100.76	109,437	2.72%	-0.78% to -0.88%
2012	0.65% to 0.75%	2,536	203.35 to 101.66	295,330	0.00%	1.68% to 1.66%	****
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2013	0.75%	333	124.11	41,328	1.69%	-7.17%
2012	0.75%	2,437	133.70	325,828	5.25%	4.71%
2011	0.75%	2,449	127.69	312,713	2.00%	7.71%
2010	0.75%	2,244	118.55	266,022	1.40%	8.66%
2009	0.75%	2,269	109.10	247,553	1.03%	9.10%	****
Low Duration Portfolio - Administrative Class (PMVLDA)
2013	0.75%	9,839	120.02	1,180,860	1.47%	-0.88%
2012	0.75%	17,011	121.09	2,059,790	1.90%	5.06%
2011	0.75%	19,287	115.25	2,222,888	1.74%	0.35%
2010	0.75%	2,516	114.85	288,959	1.60%	4.50%
2009	0.75%	3,327	109.90	365,645	1.66%	9.90%	****
Putnam VT Growth and Income Fund - Class IB (PVGIB)
2013	0.75%	1,106	204.92	226,637	1.67%	34.66%
2012	0.65% to 0.75%	1,125	307.29 to 152.17	183,910	1.56%	18.36% to 18.24%
2011	0.65% to 0.75%	974	259.62 to 128.69	125,343	1.17%	-5.26% to -5.35%
2010	0.65% to 0.75%	874	274.03 to 135.97	118,835	1.72%	13.64% to 13.52%
2009	0.75%	782	119.77	93,660	2.96%	28.84%
Putnam VT International Equity Fund - Class IB (PVTIGB)
2013	0.65% to 0.75%	221	429.58 to 212.51	60,423	1.43%	27.24% to 27.11%
2012	0.65% to 0.75%	232	337.61 to 167.18	49,867	2.13%	21.12% to 21.00%
2011	0.65% to 0.75%	264	278.73 to 138.16	49,128	3.28%	-17.47% to -17.55%
2010	0.65% to 0.75%	243	337.73 to 167.58	51,611	3.70%	9.31% to 9.20%
2009	0.65% to 0.75%	265	308.96 to 153.45	52,639	0.00%	23.83% to 23.70%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Putnam VT Voyager Fund -Class IB (PVTVB)
2013	0.65% to 0.75%	521	$459.35 to $ 227.24	$132,311	0.79%	42.79% to 42.65%
2012	0.65% to 0.75%	538	321.68 to 159.29	101,777	0.26%	13.49% to 13.37%
2011	0.65% to 0.75%	989	283.46 to 140.50	219,727	0.00%	-18.38% to -18.46%
2010	0.65% to 0.75%	510	347.29 to 172.32	103,104	1.46%	20.02% to 19.90%
2009	0.65% to 0.75%	529	289.37 to 143.72	82,292	0.98%	62.83% to 62.67%
VI American Franchise Fund - Series I Shares (ACEG)
2013	0.65% to 0.75%	604	270.31 to 134.93	82,037	0.43%	39.23% to 39.09%
2012	0.65% to 0.75%	791	194.14 to 97.01	77,121	0.00%	-2.93% to -2.99%	****
VI Value Opportunities Fund - Series I Shares (AVBVI)
2013	0.65%	11	385.05	4,236	1.28%	32.89%
2012	0.65%	14	289.75	4,057	0.98%	16.94%
2011	0.65%	45	247.78	11,150	0.89%	-3.68%
2010	0.65%	46	257.24	11,833	0.48%	6.66%
2009	0.65%	75	241.18	18,089	0.43%	47.04%
Blue Chip Growth Portfolio - II (TRBCG2)
2009	0.75%	7,757	109.26	847,562	0.00%	40.73%
Equity Income Portfolio - II (TREI2)
2009	0.75%	3,440	100.23	344,788	2.10%	24.32%
Health Sciences Portfolio - II (TRHS2)
2013	0.75%	2,285	225.23	514,640	0.00%	49.39%
2012	0.75%	1,074	150.77	161,922	0.00%	30.02%
2011	0.75%	352	115.96	40,817	0.00%	9.56%
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2013	0.65% to 0.75%	3,509	466.08 to 234.50	1,095,437	1.88%	-9.76% to -9.85%
2012	0.65% to 0.75%	2,078	516.48 to 260.12	758,940	1.64%	4.86% to 4.76%
2011	0.65% to 0.75%	1,155	492.52 to 248.30	514,402	9.17%	7.44% to 7.33%
2010	0.65% to 0.75%	1,603	458.41 to 231.33	675,108	3.63%	5.51% to 5.40%
2009	0.65% to 0.75%	1,647	434.48 to 219.47	642,267	3.91%	5.29% to 5.19%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2013	0.65% to 0.75%	6,711	668.20 to 328.25	3,201,284	1.38%	11.29% to 11.18%
2012	0.65% to 0.75%	6,398	600.39 to 295.23	2,589,216	0.00%	28.97% to 28.84%
2011	0.65% to 0.75%	3,984	465.54 to 229.15	1,429,216	1.35%	-26.22% to -26.29%
2010	0.65% to 0.75%	5,561	630.97 to 310.89	2,873,470	0.66%	26.02% to 25.89%
2009	0.65% to 0.75%	6,942	500.70 to 246.95	2,903,384	0.17%	111.80% to 111.58%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2013	0.65% to 0.75%	2,288	1,049.34 to 474.04	1,593,164	0.95%	9.82% to 9.71%
2012	0.65% to 0.75%	4,527	955.53 to 432.09	2,748,463	0.70%	2.71% to 2.61%
2011	0.65% to 0.75%	2,133	930.27 to 421.09	1,887,014	0.94%	-16.99% to -17.07%
2010	0.65% to 0.75%	1,623	1,120.69 to 507.79	1,690,777	0.41%	28.40% to 28.27%
2009	0.65% to 0.75%	2,226	872.82 to 395.88	1,830,812	0.27%	56.51% to 56.36%
Variable Insurance Fund - Equity Income Portfolio (VVEI)
2013	0.95%	1,706	241.57	412,124	2.38%	28.82%
2012	0.95%	1,915	187.53	359,125	2.45%	12.33%
2011	0.95%	2,022	166.95	337,582	2.32%	9.23%
2010	0.95%	2,121	152.85	324,201	3.53%	13.63%
2009	0.95%	2,036	134.52	273,884	6.30%	15.67%
Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)
2013	0.95%	1,176	197.70	232,495	5.01%	3.36%
2012	0.95%	1,051	191.27	201,028	6.92%	13.21%
2011	0.95%	1,537	168.95	259,675	7.27%	5.93%
2010	0.95%	1,565	159.50	249,615	8.95%	11.04%
2009	0.95%	1,718	143.63	246,764	6.78%	37.54%
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2013	0.95%	2,935	303.74	891,473	1.07%	33.65%
2012	0.95%	3,184	227.26	723,591	1.14%	14.72%
2011	0.95%	3,283	198.10	650,365	0.96%	-2.96%
2010	0.95%	2,985	204.15	609,376	1.17%	24.18%
2009	0.95%	2,938	164.39	482,975	2.30%	39.05%
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2013	0.95%	1,354	146.11	197,827	2.47%	-3.21%
2012	0.95%	1,354	150.96	204,394	2.62%	3.04%
2011	0.95%	1,362	146.50	199,539	3.30%	6.64%
2010	0.95%	1,360	137.39	186,845	4.46%	5.49%
2009	0.95%	1,349	130.23	175,683	5.46%	4.94%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2013	0.75%	1,581	$173.76	$274,707	1.30%	24.20%
2012	0.75%	3,063	139.90	428,524	1.13%	18.28%
2011	0.75%	3,305	118.28	390,909	0.32%	-7.90%
2010	0.75%	28,620	128.42	3,675,388	1.46%	7.86%
2009	0.75%	18	119.06	2,143	0.00%	19.06%	****
Advantage VT Discovery Fund (SVDF)
2013	0.65%	843	294.39	248,172	0.01%	42.87%
2012	0.65% to 0.75%	956	206.06 to 101.73	196,260	0.00%	16.97% to 16.85%
2011	0.65% to 0.75%	1,696	176.16 to 87.06	297,969	0.00%	-0.23% to -0.33%
2010	0.65% to 0.75%	1,637	176.56 to 87.34	288,673	0.00%	34.66% to 34.53%
2009	0.65% to 0.75%	1,750	131.11 to 64.92	229,048	0.00%	39.39% to 39.26%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2013	0.65%	233	420.37	97,945	0.20%	29.83%
2012	0.65%	234	323.78	75,764	0.10%	14.77%
2011	0.65%	360	282.11	101,558	0.12%	-6.13%
2010	0.65%	355	300.53	106,688	0.78%	22.95%
2009	0.65%	385	244.42	94,103	0.00%	46.78%
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2013	0.75%	542	249.85	135,419	0.00%	49.11%
2012	0.75%	1,209	167.56	202,585	0.00%	7.06%
2011	0.75%	1,620	156.51	253,544	0.00%	-5.31%
2010	0.75%	23	165.28	3,801	0.00%	25.83%
2009	0.75%	797	131.36	104,692	0.00%	31.36%	****
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.75%	348	146.33	50,923	0.00%	-9.49%
2010	0.75%	696	161.67	112,524	0.00%	23.59%
2009	0.75%	823	130.82	107,662	0.00%	55.92%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	0.75%	27,235	194.93	5,308,787	0.48%	-32.84%
2010	0.75%	8,762	290.24	2,543,075	0.58%	24.10%
2009	0.75%	9,542	233.88	2,231,704	0.47%	77.73%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.65% to 0.75%	557	239.74 to 118.84	66,555	0.11%	-8.51% to -8.60%
2010	0.65% to 0.75%	1,147	262.03 to 130.02	149,524	0.86%	14.74% to 14.63%
2009	0.65% to 0.75%	1,138	228.37 to 113.43	129,423	0.71%	20.29% to 20.17%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.65% to 0.75%	930	334.43 to 165.77	167,322	0.00%	-7.76% to -7.85%
2010	0.65% to 0.75%	935	362.56 to 179.90	181,903	0.00%	18.01% to 17.89%
2009	0.65% to 0.75%	1,104	307.23 to 152.60	180,062	0.00%	41.45% to 41.31%
VIP Trust - Global Bond Fund - Class R1 (obsolete) (VWBFR)
2011	0.75%	1,747	152.40	266,249	7.70%	7.33%
2010	0.75%	1,788	141.99	253,878	3.72%	5.41%
2009	0.75%	1,728	134.71	232,774	4.36%	5.19%
VIP Trust - Emerging Markets Fund - Class R1 (obsolete) (VWEMR)
2011	0.75%	3,176	215.51	684,458	1.02%	-26.31%
2010	0.75%	3,486	292.45	1,019,497	0.68%	25.92%
2009	0.75%	3,891	232.26	903,725	0.19%	111.80%
VIP Trust - Global Hard Assets Fund - Class R1 (obsolete) (VWHAR)
2011	0.75%	5,282	299.34	1,581,093	1.07%	-17.02%
2010	0.75%	4,775	360.73	1,722,505	0.42%	28.29%
2009	0.75%	3,089	281.19	868,582	0.21%	56.44%
AllianceBernstein NVIT Global Fixed Income Fund - Class III (obsolete) (NVAGF3)
2010	0.75%	135	122.06	16,479	1.25%	7.43%
AllianceBernstein NVIT Global Fixed Income Fund - Class VI (obsolete) (NVAGF6)
2010	0.65%	127	243.45	30,919	8.46%	7.06%
2009	0.65%	73	227.41	16,601	4.77%	13.70%	****
Clover Value Fund II - Primary Shares (obsolete) (FALF)
2009	0.75%	19	110.73	2,104	3.03%	13.86%
Gartmore NVIT Global Utilities Fund - Class I (obsolete) (GVGU1)
2009	0.65%	149	381.84	56,894	3.78%	7.31%
Gartmore NVIT Global Utilities Fund - Class III (obsolete) (GVGU)
2009	0.75%	664	155.94	103,542	4.36%	7.17%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2009	0.75%	8	133.45	1,068	0.00%	33.45%	****
High Income Fund/VA - Class 3 (obsolete) (OVHI3)
2011	0.65% to 0.75%	3,342	56.44 to 28.09	96,191	8.70%	-2.51% to -2.61%
2010	0.65% to 0.75%	3,016	57.89 to 28.84	93,750	6.85%	13.94% to 13.83%
2009	0.65% to 0.75%	2,851	50.81 to 25.34	74,577	0.00%	25.93% to 25.80%

(Continued)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT A NOTES TO FINANCIAL STATEMENTS

December 31, 2013

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
High Income Fund/VA - Non-Service Shares (obsolete) (OVHI)
2011	0.65% to 0.75%	260	$77.21 to $ 38.27	$9,950	9.21%	-2.97% to -3.07%
2010	0.65% to 0.75%	284	79.57 to 39.48	11,212	9.21%	14.07% to 13.96%
2009	0.65% to 0.75%	401	69.75 to 34.65	17,228	0.00%	24.50% to 24.38%
INTECH Risk-Managed Core Portfolio - Service Shares (obsolete) (JARLCS)
2009	0.65%	11	281.97	3,102	1.17%	21.76%
NVIT Global Financial Services Fund - Class I (obsolete) (GVGF1)
2009	0.65% to 0.75%	143	292.03 to 145.05	41,320	0.00%	30.90% to 30.77%
NVIT Global Financial Services Fund - Class III (obsolete) (GVGFS)
2009	0.75%	101	106.18	10,724	0.00%	30.95%
NVIT Health Sciences Fund - Class I (obsolete) (GVGH1)
2009	0.65% to 0.75%	447	291.84 to 144.95	116,792	0.30%	18.39% to 18.27%
NVIT Health Sciences Fund - Class III (obsolete) (GVGHS)
2009	0.75%	956	107.02	102,310	0.35%	18.22%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	0.65% to 0.75%	411	290.18 to 144.13	111,379	0.00%	51.48% to 51.33%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	0.75%	1,201	109.30	131,270	0.00%	51.31%
NVIT U.S. Growth Leaders Fund - Class I (obsolete) (GVUG1)
2009	0.65% to 0.75%	1,750	291.54 to 144.80	285,974	0.00%	25.02% to 24.90%

2013	Contract owners equity:			$164,582,549
2012	Contract owners equity:			$149,670,748
2011	Contract owners equity:			$154,369,686
2010	Contract owners equity:			$174,245,719
2009	Attributable to Nationwide Life and Annuity Insurance Company:			233,229
2009	Contract owners equity:			$169,679,323

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.